     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 1998

                                               REGISTRATION NO. 2-32783/811-3240
================================================================================

                                    FORM N-4

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 52

                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 58

                             ---------------------

                      THE VARIABLE ANNUITY LIFE INSURANCE
                           COMPANY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                                 NORI L. GABERT

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

     It is proposed that this filing will become effective:
                           immediately upon filing pursuant to paragraph (b) of
Rule 485.

/x/                       on May 1, 1998 pursuant to paragraph (b) of Rule 485.

                           60 days after filing pursuant to paragraph (a)(1) of
Rule 485.
                           on (date) pursuant to paragraph (a)(1) of Rule 485.


                     TITLE OF SECURITIES BEING REGISTERED:


                        Group Variable Annuity Contracts



               Sequential Number System: Page      of      Pages



                   Exhibit Index on Sequential Page Number

================================================================================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                            UNITS OF INTEREST UNDER
            GROUP UNIT PURCHASE AND GROUP VARIABLE ANNUITY CONTRACTS
                        (GUP AND GTS-VA CONTRACT SERIES)

                             ---------------------

                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933

PART A

                       ITEM NO.                                      PROSPECTUS CAPTION
                       --------                                      ------------------
   1.  Cover Page.....................................  Cover Page
   2.  Definitions....................................  Definitions
   3.  Synopsis.......................................  Introduction
   4.  Condensed Financial Information................  Selected Accumulation Unit Data
   5.  General Description of Registrant, Depositor
         and Portfolio Companies......................  The Company and the Separate Account; The
                                                          Fund; Voting Rights
   6.  Deductions and Expenses........................  Charges and Deductions; Accumulation Period
   7.  General Description of Variable Annuity
         Contracts....................................  Types of Contracts; Other Contract Features
   8.  Annuity Period.................................  Annuity Period; Variable Annuity Options
   9.  Death Benefit..................................  Death Benefit During Accumulation Period
  10.  Purchases and Contract Value...................  Accumulation Period
  11.  Redemptions....................................  Accumulation Period
  12.  Taxes..........................................  Federal Tax Matters
  13.  Legal Proceedings..............................  State Regulation
  14.  Table of Contents of the Statement of
         Additional Information.......................  Table of Contents of the Statement of
                                                          Additional Information

PART B


                                                                   STATEMENT OF ADDITIONAL
                       ITEM NO.                                      INFORMATION CAPTION
                       --------                                    -----------------------
  15.  Cover Page.....................................  Cover Page
  16.  Table of Contents..............................  Table of Contents
  17.  General Information and History................  General Information and Separate Account
                                                          History
  18.  Services.......................................  Experts; Distribution of Variable Annuity
                                                          Contracts
  19.  Purchase of Securities Being Offered...........  Distribution of Variable Annuity Contracts
  20.  Underwriters...................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data................  Performance Information
  22.  Annuity Payments...............................  Accumulation Unit Value; Annuity Payments
  23.  Financial Statements...........................  Index To Financial Statements

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

UNITS OF INTERESTS UNDER GROUP UNIT PURCHASE
AND GROUP VARIABLE ANNUITY CONTRACTS
(GUP AND GTS-VA CONTRACT SERIES)


SEPARATE ACCOUNT A                                    MAY 1, 1998


PROSPECTUS

This prospectus describes Group Unit Purchase Variable Annuity and Group Variable Annuity Contracts (the "Contracts") and the units of interest offered thereunder, which were formerly offered through Separate Account One and Separate Account Two of The Variable Annuity Life Insurance Company ("the Company"). These Contracts are used in connection with retirement plans which receive special tax-deferred treatment under federal income tax law. The Contracts are designed to be used on a flexible payment deferred, single payment deferred, or single payment immediate annuity basis.

The Contracts provide benefits related to the Company's General Account and to Division Ten of the Company's Separate Account A, which invests in the Stock Index Fund, a portfolio of American General Series Portfolio Company (the "Series Company").
--------------------------------------------------------------------------------

This prospectus provides investors the information they should know before investing in the Contracts. Investors should read and retain this prospectus for future reference.


Additional information, including a Statement of Additional Information dated May 1, 1998, has been filed with the Securities and Exchange Commission and contains further information about Separate Account A. The Statement of Additional Information is incorporated herein by reference. A copy may be obtained without charge by completing and returning the form at the end of this prospectus or by calling 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE FUNDS BEING CONSIDERED. EACH OF THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
Definitions............................    4
Fee Table..............................    6
Introduction...........................    8
     The Fund..........................    8
     Accumulation of Purchase
       Payments........................    8
     Surrenders........................    8
     Fixed and Variable Annuity
       Payments........................    8
     Transfers.........................    9
     Charges...........................    9
          Deductions from Purchase
            Payments...................    9
          Charges Against the Separate
            Account....................    9
          Charges Against the Fund.....    9
          Maximum Expense Limitation...    9
Selected Accumulation Unit Data........   10
Performance Information................   11
     Endorsements and Published
       Ratings.........................   12
Annual and Cumulative Change in
  Accumulation Unit Value..............   13
The Company and The Separate
  Account..............................   13
The Fund...............................   14
     Investment by the Fund............   14
     Performance Data..................   14
Types of Contracts.....................   19
Charges and Deductions.................   19
     General...........................   19
     Deduction for Premium Taxes.......   19
     Charges Under Specific
       Contracts.......................   19
          GUP Contracts................   19
          GVA SA-1 Contracts...........   19
          GVA SA-2 Contracts...........   20
     Charges to the Separate Account...   20
          Mortality and Expense Risk...   20
          Charges to the Fund..........   20
          Charge for Income Taxes......   20
     Limitations on Charges............   20
Accumulation Period....................   21
     General...........................   21
     Minimum Purchase Payments.........   21
     Application of Net Purchase
       Payments to the Separate
       Account.........................   21
     Accumulation Unit Value...........   22
     Death Benefits During Accumulation
       Period..........................   23
     Suspension of Payments............   23
     Partial Redemption or Surrender...   23
Annuity Period.........................   24



                                         PAGE
                                         ----
     Fixed or Variable Annuity
       Payments........................   24
     Assumed Investment Rate...........   24
     Annuity Date......................   25
Variable Annuity Options...............   25
     Options Available Under Specific
       Contracts.......................   25
          GUP Contracts................   25
          GVA SA-1 Contracts...........   25
          GVA SA-2 Contracts...........   25
     Description of Options
       Available.......................   25
          First Option -- Life
            Annuity....................   25
          Second Option -- Life Annuity
            with Monthly Payments
            Certain....................   25
          Third Option -- Unit Refund
            Life Annuity...............   26
          Fourth Option -- Joint and
            Last Survivor Life
            Annuity....................   26
          Fifth Option -- Payments for
            Designated Period..........   26
          Sixth Option -- Payments of a
            Specified Dollar Amount....   26
          Seventh Option -- Investment
            Income.....................   26
     Enhancements......................   26
     Level Payments Varying Annually...   27
     Right of Commutation..............   27
     Death of Annuitant During Annuity
       Period..........................   27
Federal Tax Matters....................   27
     General...........................   27
     Taxes Payable by Participants and
       Annuitants......................   28
     Section 403(b) Annuities for
       Employees of Certain Tax-Exempt
       Organizations or Public
       Educational Institutions........   28
          Purchase Payments............   28
          Taxation of Distributions....   28
          Required Distributions.......   28
          Tax Free Transfers and
            Rollovers..................   29
     Section 401 Qualified Pension,
       Profit-Sharing or Annuity
       Plans...........................   29
          Purchase Payments............   29
          Taxation of Distributions....   29
          Required Distributions.......   29
          Tax Free Rollovers...........   29
     Section 457 Unfunded Deferred
       Compensation Plans of Public
       Employers and Tax-Exempt
       Organizations...................   29

                                         PAGE
                                         ----
          Purchase Payments............   29
          Taxation of Distributions....   30
          Distributions Before
            Separation from Service....   30
          Required Distributions.......   30
          Tax Free Transfers and
            Rollovers..................   30
     Private Employer Unfunded Deferred
       Compensation Plans..............   30
          Purchase Payments............   30
          Taxation of Distributions....   30
          Tax Free Transfers and
            Rollovers..................   31
     Effect of Tax-Deferred
       Accumulations...................   31
Fund Diversification...................   32
Transfers Under the Contracts..........   32
     Transfers During the Accumulation
       Period..........................   32



                                         PAGE
                                         ----
     Transfers During the Annuity
       Period..........................   32
     Other Requirements................   32
Other Contract Features................   33
     Change of Beneficiary.............   33
     Revocation........................   33
     Reservation of Rights.............   33
     Relationship to Employer's Plan...   34
     Payment and Deferment.............   34
     Nonassignability of Qualified
       Contracts.......................   34
Other Variable Annuity Contracts.......   34
Voting Rights..........................   34
State Regulation.......................   35
Year 2000..............................   35
     Year 2000 Risks...................   35
Table of Contents of the Statement of
  Additional Information...............   36

                                  DEFINITIONS

     Accumulation Period -- The period before the Annuity Date, during which Purchase Payments are made by or on behalf of Participants and Net Purchase Payments are accumulated for payment of future annuity benefits.

     Accumulation Unit ("Unit") -- An accounting unit of measure used to calculate the value of the portion of a Participant Account allocated to the Separate Account during the Accumulation Period.

     Accumulation Value -- The sum of the values in the Separate Account and the General Account allocated to a Participant Account.

     Annuitant -- A retired Participant or Beneficiary who receives annuity payments.

     Annuity -- An insurance contract under which the insurance company agrees, in return for the Purchase Payments, to pay a series of payments to the Annuitant for life; or for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and a second person and thereafter during the remaining lifetime of the survivor. Annuities may be further classified into two categories, fixed-dollar annuities and variable annuities, each of which are defined below.

     Annuity Period -- The period following the commencement of annuity payments to the Annuitant.

     Annuity Date -- The date elected by a Contract Owner on which annuity payments start.

     Annuity Unit -- An accounting unit of measure used to calculate the dollar amount of annuity payments under a Variable Annuity that will be paid to an Annuitant during the Annuity Period.

     Assumed Investment Rate -- The rate used to determine the first monthly annuity payment per thousand dollars of Accumulation Value in the Separate Account. (See the Statement of Additional Information for a description of the effect of the Assumed Investment Rate on the level of payments.)

     Beneficiary -- The person who will receive payments, if any, on the death of the Annuitant or Participant.

     Contract(s) -- One or more of the GTS-VA Series Contracts or GUP Series Contracts described in this prospectus.

     Contract Owner -- The employer to which a Contract is issued; also referred to as the Owner.

     Fixed Dollar Annuity -- An Annuity providing for a series of periodic payments which remain fixed as to dollar amount for a certain period throughout the lifetime of the Annuitant or Annuitants and which do not vary with investment experience.

     Fund -- The Stock Index Fund, the investment portfolio which is the underlying investment medium for Net Purchase Payments credited to the Separate Account under the Contracts. (For a more complete description of the variable investment option under these Contracts, see "The Fund.")

     General Account -- The assets of the Company other than those in the Separate Account or any other separate account. Reserves for any fixed annuity are maintained in the General Account.

     GTS-VA Series (Series 10B) Contracts -- Forms of contracts formerly issued by the Company's Separate Account Two, including the Group Variable Annuity, (GTS-VA), Contracts and the Group Variable Annuity, (GVA SA-2), Contracts. All GTS-VA Series Contracts are funded through Series 10B of Division Ten of the Separate Account.

     GUP Series (Series 10A) Contracts --
Forms of contracts formerly issued by the Company's Separate Account One, including the Group Unit Purchase (GUP) Contracts and Group Variable Annuity (GVA SA-1) Contracts. All GUP Series Contracts are funded through Series 10A of Division Ten of the Separate Account.

     Home Office -- The main office of the Company at 2929 Allen Parkway, Houston, Texas 77019.

     Net Purchase Payment -- A Purchase Payment less sales and administrative charges and any applicable premium taxes.

     Participant -- An individual who makes Purchase Payments, or for whom Purchase Payments are made under a group Contract, but who has not begun to receive annuity payments; a person participating in the annuity purchase, pension, or profit-sharing plan pursuant to which a Contract was issued.

     Participant Account -- An individual account which is established for a Participant under a group Contract to record the Accumulation Value for the Participant.

     Purchase Payments -- Amounts paid to the Company by or on behalf of a Participant to provide for the accumulation of fixed and/or variable Accumulation Units for immediate or later purchase of an annuity.

     Separate Account -- The segregated asset account also referred to as Separate Account A. Separate Account A was established by the Company under the Texas Insurance Code to receive and invest net purchase payments made under variable annuity Contracts.

     Variable Annuity -- An annuity providing for a series of periodic payments, the dollar amounts of which will increase or decrease to reflect the investment experience of the Separate Account throughout the lifetime of the Annuitant or Annuitants.

                                   FEE TABLE


                                                              GUP SERIES        GTS-VA SERIES
                                                               CONTRACT           CONTRACT
                                                              ----------        -------------
CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES(3)
Sales and Administrative Charge Imposed on Purchase Payments
  (as a % of purchase payments) (1).........................        5%                 5%
Surrender Charge............................................        0%                 0%
SEPARATE ACCOUNT DIVISION TEN ANNUAL EXPENSES (as a % of
  Average account value)
Mortality & Expense Risk Fees...............................     1.00%               .57%
                                                                 ----                ---
Total Separate Account Annual Expenses (Before Reduction)...     1.00%               .57%
STOCK INDEX FUND ANNUAL EXPENSES (as a % of Fund average net assets)
Management fees (4).........................................      .27%               .27%
Other expenses (5)..........................................      .07%               .07%
                                                                 ----                ---
Total Fund Expenses (Before Reduction) (6)..................      .34%               .34%
REDUCTION FROM TOTAL EXPENSES DUE TO PERMANENT GUARANTEED
  EXPENSE LIMITATIONS (for total Fund and Separate Account
  expense limitations, limiting these expenses under GUP
  Series and
  GTS-VA Series Contracts to approximately 1.42% and .70%,
  respectively, of average net assets, see "Limitations on
  Charges")(2)..............................................        0%               .27%
                                                                 ----                ---

SEPARATE ACCOUNT AND FUND EXPENSES (After Reduction)........     1.34%               .64%

Example

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical GUP and GTS-VA Series Contract, as listed below, assuming a 5% annual return on assets:


                                                         1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                         ------        -------        -------      --------
GUP Series............................................    $63            $90            $120         $204
GTS-VA Series.........................................     56             70              84          127


(1) The average sales and administrative charge on an account may be less than that disclosed depending on the dollar amount of the Purchase Payments. Other reductions are available under certain circumstances. See "Charges Under Specific Contracts."

(2) If the assets attributable to GUP Series Contracts or GTS-VA Series Contracts increase appreciably, new total expense limitations could become applicable. The fees set forth above are based on dollar value of average net assets as follows:

                        SERIES 10A                                            SERIES 10B
                GUP SERIES LIMITATIONS AND                          GTS-VA SERIES LIMITATIONS AND
                      NET ASSET RANGE                                      NET ASSET RANGE
                      ---------------                                      ---------------
          1.4157% on the first $359,065,787                    .6966% on the first $25,434,267
          1.36% on the next $40,934,213                        .5% on the next $74,565,733
          1.32% of the excess over $400 million                .25% of the excess over $100 million

(3) Premium taxes are not shown here, but may be charged by some states either on purchase payments or on amounts annuitized. See "Deduction for Premium Taxes."

(4) Annual management fee for the Stock Index Fund is based on the Fund's average annual net asset value at the following rates: .35% of the first $500 million and .25% on the excess over $500 million.

(5) Includes custody, accounting, reports to shareholders, audit, legal, and other miscellaneous expenses.

(6) To the extent that any of the Series Company Funds accrued expenses for a given month exceed on an annualized basis 2% of estimated average daily net assets, the Company has voluntarily undertaken to reduce expenses of any such Fund, in an amount equal to the difference between such accrued expenses and 2% of the Fund's average daily net assets for that month. The Company may withdraw this voluntary undertaking upon 30 days written notice to the Series Company.

Note: These examples should not be considered representations of past or future expenses for the Separate Account or for the Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Participants and Contract Owners understand the various expenses of the Separate Account and the Fund which are, in effect, passed on to the Participants and Contract Owners.

This Fee Table, including the example above, shows all charges and expenses which are deducted under the Contract whether from purchase payments, from the assets of the Separate Account or by the Fund in which the Separate Account invests. For a further description of such charges and expenses, see "Charges and Deductions" in this prospectus and "Investment Adviser" in the American General Series Portfolio Company prospectus. Any and all limitations on total charges and expenses are reflected in this Example to this Fee Table.

                                  INTRODUCTION

     THIS PROSPECTUS DESCRIBES GROUP CONTRACTS THROUGH WHICH UNITS OF INTEREST IN THE COMPANY'S SEPARATE ACCOUNT A ARE OFFERED. THE CONTRACTS ARE COMBINATION FIXED/VARIABLE CONTRACTS OFFERING VARIABLE OR FIXED ACCUMULATIONS AND VARIABLE OR FIXED BENEFITS OR A COMBINATION OF BOTH. THIS PROSPECTUS DESCRIBES ONLY THE VARIABLE ASPECTS OF THE CONTRACTS, EXCEPT WHERE FIXED ASPECTS ARE SPECIFICALLY MENTIONED.

     THESE CONTRACTS ARE NO LONGER BEING ACTIVELY MARKETED.

     The Contracts are designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments. The purpose of variable accumulations and annuity payments is to provide returns to investors which offset or exceed the effects of inflation. There is, however, no guarantee that this objective will in fact be achieved. The variable investment Fund option under the Contracts is an indexed fund, a popular approach to investing among individuals saving for retirement. The amounts of variable annuity payments will vary with the investment performance of Separate Account A Division Ten, as described below. (See "Charges and Deductions.") The Contracts provide for various optional forms of available annuity payments, which are described elsewhere herein. (See "Variable Annuity Options.") The following summary is qualified in its entirety by the detailed information and financial statements appearing elsewhere in the prospectus.

THE FUND

     Net Purchase Payments allocated to the Separate Account are invested in Separate Account A Division Ten. Division Ten invests in a separate portfolio, the Stock Index Fund (the "Fund"), of American General Series Portfolio Company. (See "The Fund.") This Fund, in addition to the Company's General Account, is available under all Contracts described in this prospectus. Division Ten is also available for allocations of Net Purchase Payments under other contracts not offered pursuant to this prospectus.

ACCUMULATION OF PURCHASE PAYMENTS

     Prior to retirement, the Participant pursues investment options on a variable or fixed basis by directing Net Purchase Payments to the Separate Account or the General Account. Variable investments are accomplished by allocating or transferring amounts to the Separate Account. Fixed investments are accomplished by allocating or transferring amounts to the General Account. Amounts in the Separate Account are allocated to Division Ten which invests in turn in the Fund. As the value of the investment in the Fund increases or decreases, the value of the Separate Account accumulations will increase or decrease. The value of such accumulations is subject to deduction for charges summarized herein. Amounts in the General Account earn a rate of interest guaranteed by the Contract, which may be augmented by additional interest declared by the Company from time to time. The Participant may pursue both fixed and variable options at any one time by allocating and/or accumulating amounts in both the Separate Account and the General Account. (For information as to how the Contracts may be purchased, and certain minimums that apply to Purchase Payments and Accumulation Values, see "Accumulation Period.") Owners of certain Contracts may exercise a 10-day revocation right. (See "Other Contract Features.") (In some states this may be a 20-day revocation right.)

SURRENDERS

     The Participant may, subject to applicable law and the terms of the employer's plan, if applicable, make a total or partial surrender at any time during the Accumulation Period by giving a written request to the Company. No surrender charge will be assessed by the Company, but tax law may impose penalties for premature withdrawal under certain Contracts. (See "Federal Tax Matters.")

FIXED AND VARIABLE ANNUITY PAYMENTS

     On the Annuity Date, the Accumulation Value, at the Annuitant's option, may be applied to purchase a combination of fixed and/or variable annuities, subject to the Company's minimum annuity payment and other requirements. (See "Annuity Period.")

TRANSFERS

     During the Accumulation Period, all or part of the Accumulation Value in the Separate Account may be transferred to the General Account. Transfers may be made from the General Account subject to certain conditions. (See "Transfers Under the Contracts.")

     During the Annuity Period, an Annuitant may also transfer all or part of amounts underlying a Variable Annuity to provide a Fixed Dollar Annuity, once every 365 days. Transfers of amounts providing a Fixed Dollar Annuity may not be made to provide a Variable Annuity during the Annuity Period.

     No transfer charge will be assessed by the Company. (See "Transfers Under the Contracts" and "Charges and Deductions" for additional conditions and limitations regarding transfers.) The transfer privilege may be limited to the extent allowed under the Contract.

CHARGES

     Deductions from Purchase Payments. All of the Contracts deduct charges for sales and administrative expenses from Purchase Payments. (See "Charges and Deductions -- Charges Under Specific Contracts.")

     Premium taxes may also be deducted from Purchase Payments. (See "Charges and Deductions -- Deduction for Premium Taxes.")

     Charges Against the Separate Account. A daily charge on the average daily net asset value of the Separate Account allocable to the Contracts is imposed for assumption by the Company of mortality and expense risks. (See "Charges and Deductions -- Charges to the Separate Account.")

     Charges Against the Fund. A daily charge, based on a percentage of average monthly net assets, is paid by the Fund to its investment adviser for investment management, which charge is borne indirectly by the Separate Account. Additional charges and expenses are borne by the Fund which also indirectly affect the Separate Account. These and other charges are more fully described in the prospectus for American General Series Portfolio Company.

     Maximum Expense Limitation. As a result of the Reorganization described herein, the Company has agreed to assume certain charges and expenses, over a certain limit, that apply to the Contracts. (See "Charges and Deductions -- Limitations on Charges.")

                        SELECTED ACCUMULATION UNIT DATA

     The information presented below reflects the Accumulation Unit Value Information through December 31, 1997 for the Division of the Separate Account available under these Contracts. Financial Statements for the Separate Account are included in the Statement of Additional Information, which is available upon request. Accumulation Unit values shown are for an Accumulation Unit outstanding throughout the year under a representative contract of the type shown in each column. The unit value of each Division of the Separate Account will not be the same on any given day as the net asset value per share of the underlying Fund of American General Series Portfolio Company in which that Division invests. This is because each Unit Value consists of the underlying share's net asset value minus the charges to the Separate Account. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in the Separate Account does not change as a result of such distributions.



                                                                 STOCK INDEX DIVISION TEN
                                                              ------------------------------
                                                              GUP SERIES         GTS-VA
                                                              UNIT VALUE         SERIES
                                                               (SERIES         UNIT VALUE
                                                               10A)(1)       (SERIES 10B)(2)
                                                              ----------     ---------------
12/31/97 Value..............................................  $17.679054       $ 27.95641
Number of Units.............................................  25,835,933        1,256,974
12/31/96 Value..............................................  $13.413891       $21.070956
Number of Units.............................................  27,379,389        1,380,401
12/31/95 Value..............................................  $11.036946       $17.221812
Number of Units.............................................  29,995,363        1,560,525
12/31/94 Value..............................................  $ 8.116786       $12.582568
Number of Units.............................................  33,814,520        1,836,094
12/31/93 Value..............................................  $ 8.140393       $12.535147
Number of Units.............................................  36,512,399        1,937,835
12/31/92 Value..............................................  $ 7.481645       $11.439143
Number of Units.............................................  38,339,955        1,980,063
12/31/91 Value..............................................  $ 7.285058       $11.058834
Number of Units.............................................  39,793,938        2,027,028
12/31/90 Value..............................................  $ 6.045955       $ 9.113417
Number of Units.............................................  42,428,504        2,077,905
12/31/89 Value..............................................  $ 6.333044       $ 9.477254
Number of Units.............................................  46,272,953        2,159,779
12/31/88 Value..............................................  $ 5.172709       $ 7.686761
Number of Units.............................................  52,026,851        2,534,199


---------------


(1) Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, Quality Growth Division 9A was renamed Stock Index Division 10A.



(2) Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, Quality Growth Division 9B was renamed Stock Index Division 10B.

                          AVERAGE ANNUAL TOTAL RETURN

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


                                                            GUP                 GTS-VA
                                                           SERIES               SERIES
                     NO. OF YEARS                       (SERIES 10A)         (SERIES 10B)
                     ------------                       ------------         ------------
 1 Year...............................................        25.21%               26.04%
 3 Years..............................................        27.43                28.28
 5 Years..............................................        17.53                18.35
10 Years..............................................        13.61                14.40


     Division 10A and 10B was initiated on July 28, 1982. The Contracts offered through the Prospectus have different Unit values and different return calculations, due to the different charge structures under each series of Contracts. Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B, respectively.

PERFORMANCE INFORMATION

     The Separate Account may from time to time advertise certain performance information concerning Division Ten. The performance information is based on historical results and is not intended to indicate either past performance under an actual Contract or future performance. Division Ten may also, from time to time, advertise its performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Division Ten may advertise total return performance information for various periods of time. Total return performance information is based on the overall dollar or percentage change in value of a hypothetical investment in Division Ten over a given period of time. In general, Division Ten's total return reflects its overall change in value of the Division from the beginning of the relevant period to the end of that period.

     Average annual total return information shows the average percentage change in the value of an investment in the Division from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Division (excluding any deductions for premium taxes). The rate is computed for Division Ten by comparing an initial hypothetical investment of $1,000 in the Division to the redeemable value of that investment at the end of specifically identified 1, 3, 5 and 10 year periods. In order to calculate average annual total return, the Company divides the value of the Division under a Contract terminated on a particular date by a hypothetical $1,000 investment in the Division made by the Contract Owner at the beginning of the period illustrated. The resulting total growth rate for the period is then annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

     Division Ten may, in addition, advertise total return performance information computed on different bases. First, Division Ten may present total return information computed on the same basis as described above except that this presentation may assume 1, 3, 5 and 10 year periods and is based on a hypothetical $10,000 initial investment. (The Company refers to this presentation as "Cumulative Return.")

     Second, Division Ten may present total return information calculated by subtracting the Division's Accumulation Unit value at the beginning of a year from the Accumulation Unit value at the end of the year and dividing the difference by the Accumulation Unit value at the beginning of the year. (The Company refers to this presentation as "Annual Change in Accumulation Unit Value.") This computation results in a total growth rate for the period which the Company annualizes (as described above) in order to obtain the average annual percentage change in the Accumulation Unit value for that period. Premium taxes are not deducted from the Accumulation Unit values. These taxes, if applicable, are imposed by the cancellation of Accumulation Units attributable to a Participant's Account.

The effect of these taxes is to reduce total return to the Participant.

     Third, Division Ten may present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Division for the specified period. This calculation is the same as that for the Annual Change in Accumulation Unit Value but is based on the Accumulation Unit value at the beginning and end of a period of years in excess of one year. (The Company refers to this presentation as "Cumulative Change in Accumulation Unit Value.")

     Finally, Division Ten may present a hypothetical example that applies the Annual Change in Accumulation Unit Value to an initial investment of $10,000. (The Company refers to this presentation as "Hypothetical $10,000 Account Value.")

     Division Ten may advertise standardized yield performance in addition to total return information. Division Ten's yield is one way of showing the rate of income the Division earns as a percentage of the value of the Division's Accumulation Units. The yield is computed by dividing the average daily net investment income per Accumulation Unit earned during a specifically identified 30-day base period by the Accumulation Unit value on the last day of the period and annualizing that result. This calculation takes into account the average daily number of Accumulation Units outstanding during the period. The yield reflects the deduction of all charges, expenses and fees applicable against Division Ten, but does not take premium taxes into account.

ENDORSEMENTS AND PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may reflect endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. The list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A.M. Best may be referred to in advertisements or in reports to Contract Owners. Each year, A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard & Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

            ANNUAL AND CUMULATIVE CHANGE IN ACCUMULATION UNIT VALUE


                                                                              STOCK INDEX DIVISION TEN
                                                              --------------------------------------------------------
                                                                     GUP SERIES                    GTS-VA SERIES
                                                                     UNIT VALUE                      UNIT VALUE
                                                                    (SERIES 10A)                    (SERIES 10B)
                                                              ------------------------        ------------------------
                                                               ANNUAL       CUMULATIVE         ANNUAL       CUMULATIVE
TEN YEARS:                                                     ------       ----------         ------       ----------
12/31/97....................................................     31.80%        276.97%           32.68%        303.99%
12/31/96....................................................     21.54         190.72            22.35         214.19
12/31/95....................................................     35.98         139.20            36.87         156.79
12/31/94....................................................     -0.29          75.91             0.38          87.62
12/31/93....................................................      8.80          76.43             9.58          86.91
12/31/92....................................................      2.70          62.15             3.44          70.57
12/31/91....................................................     20.49          57.89            21.35          64.90
12/31/90....................................................     -4.53          31.03            -3.84          35.89
12/31/89....................................................     22.43          37.26            23.29          41.31
12/31/88....................................................     10.30          12.11            11.08          14.62


THE COMPANY AND
THE SEPARATE ACCOUNT


     The Company is a stock life insurance company organized under the laws of the State of Texas as the successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. The Company is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company's executive office is located at 2929 Allen Parkway, Houston, Texas 77019; its mailing address is P.O. Box 3206, Houston, Texas 77253.


     The Company is an indirect wholly-owned subsidiary of American General Corporation. However, the assets of American General Corporation do not support the obligations of the Company under the Contracts. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia and Canada, and collectively are engaged in substantially all forms of financial services, with activities heavily weighted toward insurance.

     On April 18, 1979, the Board of Directors of the Company established the Separate Account in accordance with the Texas Insurance Code (the "Code"). The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Units of interest in the Separate Account under the Contracts are registered as securities under the Securities Act of 1933 (the "1933 Act"). Under the Texas Insurance Code, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business which the Company may conduct, but will be held exclusively for the benefit of the Contract Owners, Participants, Annuitants and Beneficiaries of the Contracts.

     Each Separate Account Division is administered and accounted for as part of the general business of the Company; however, the income, capital gains or capital losses of each Separate Account Division are credited to or charged against the assets held in that Separate Account Division in accordance with the terms of each Contract without regard to the income, capital gains or capital losses of any other Separate Account Division or arising out of any other business the Company may conduct.


     Each Separate Account Division invests in the shares of a specific investment portfolio of American General Series Portfolio Company or another registered investment company. The Separate Account currently is made up of thirty three Divisions. However, only Division Ten is available as a variable investment option under the Contracts. All of the investment portfolios underlying these Divisions are available under other variable annuity contracts issued by the Company. (For a description of the specific Fund in which Division Ten invests, see "The Fund.")


     Prior to May 1, 1992, Division Nine which was invested in the Quality Growth Fund, was the available variable investment option under the Contracts. Division Nine was the result of a reorganization (the 'Reorganization"), effective April 17, 1987, of the Company's Separate Account One and Separate Account Two. As a result of the Reorganization, Contract Owners holding interests in the Company's Separate Account One and the Com-pany's Separate Account Two received interests in Division Nine of the Company's Separate Account A which were economically equivalent to their prior interests. Effective with the Merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992 Quality Growth Division 9A and 9B were renamed Stock Index Division 10A and 10B.

THE FUND

INVESTMENT BY THE FUND

     The Stock Index Fund (the "Fund") is an investment portfolio of American General Series Portfolio Company, (the "Series Company"), a diversified open-end management investment company registered under the 1940 Act.

     The Company serves as the investment adviser to American General Series Portfolio Company, whose thirteen investment portfolios (the Funds) act as investment media for various Divisions of the Separate Account. Certain Funds act as investment media for other variable annuity contracts issued by the Company and are not offered pursuant to this prospectus. Also, certain of the Funds act as investment media for variable annuity contracts issued by affiliates of the Company. Each investment portfolio is, in effect, a separate "fund" for which the American General Series Portfolio Company issues a separate series (class) of stock.

     A brief summary of the principal characteristics of the Fund appears below. FOR MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, REFER TO YOUR AMERICAN GENERAL SERIES PORTFOLIO COMPANY PROSPECTUS, ADDITIONAL COPIES OF WHICH ARE AVAILABLE FROM THE VARIABLE ANNUITY MARKETING COMPANY, P.O. BOX 3206, HOUSTON, TEXAS 77253 OR CONTACT ANY REGIONAL SALES OFFICE, AT 1-800-44-VALIC OR REFER TO THE ADDRESSES SHOWN ON THE INSIDE BACK COVER OF THIS PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

     The Fund seeks investment results that correspond to the performance of the S&P 500(R)* Index, through investments in common stocks traded on the New York Stock Exchange and the American Stock Exchange and to a limited extent, the over-the-counter markets.

PERFORMANCE DATA

     The following tables and related graphs show the investment performances of the Division under a Hypothetical $10,000 Account and Cumulative Return, described in "Performance Information" above. For an example showing total return calculated in a different manner, see the Statement of Additional Information.

     The information presented does not reflect the advantage under the Contracts of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments. (See "Federal Tax Matters -- Effect of Tax Deferred Accumulation.") The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments. (See "Federal Tax Matters -- Effect of Tax Deferred Accumulation.")

     While the prior Separate Accounts were initiated in 1968, only the most recent ten years of performance are shown. The performance results shown in this section are NOT an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular participant.

     In the Statement of Additional Information, the performance data for the Division is compared to the price returns of a relevant market index.
---------------

* "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund is NOT sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

HYPOTHETICAL $10,000 ACCOUNT INVESTED TEN YEARS AGO IN STOCK INDEX DIVISION TEN*

                     ANNUAL VALUE AT YEAR END OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1988.

                      *(NET OF APPLICABLE FRONT END SALES
                          AND ADMINISTRATIVE CHARGES)


                           GUP SERIES           GTS-VA SERIES
                          (SERIES 10A)          (SERIES 10B)
                          ------------          -------------
01/01/88................      $ 9,550              $ 9,550
12/31/88................       10,533               10,608
12/31/89................       12,896               13,079
12/31/90................       12,312               12,577
12/31/91................       14,835               15,262
12/31/92................       15,235               15,786
12/31/93................       16,576               17,299
12/31/94................       16,528               17,364
12/31/95................       22,475               23,767
12/31/96................       27,315               29,079
12/31/97................       36,000               38,581


                       CUMULATIVE RETURN FOR STOCK INDEX
                                  DIVISION TEN


                       10 YEARS   5 YEARS    3 YEARS     1 YEAR
                       --------   -------    -------     ------
Cumulative Return
  GUP Series (Series
  10A)                  276.97%    136.30%    117.81%     31.80%
  GTS-VA
  Series (Series 10B)   303.99%    144.39%    122.19%     32.68%


---------------

* Performance includes Separate Account One and Separate Account Two Performance before the April 17, 1987 Reorganization. Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B, respectively.

                          Hypothetical $10,000 Account
                             GUP Series Unit Value
                                  (Series 10A)

                    Value at Monthly Intervals of a $10,000

                    Stipulated Payment made January 1, 1988


         (net of applicable front end sales and administrative charges)

                                     CHART

On April 17, 1987 the Company's Separate Account One was reorganized and merged into the American General Series Portfolio Company Quality Growth Fund and as a result then became part of the Company's Separate Account Division Nine, and its unit value history became identified as GUP Series (Quality Growth Division 9A) Unit Value. Performance prior to the Reorganization date, therefore, represents results obtained by the Company's Separate Account One. Subsequent to the Reorganization, performance represents results obtained by the Company's Separate Account, GUP Series (Quality Growth Division 9A). Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992 Quality Growth Division 9A was renamed Stock Index Division 10A.

                          Hypothetical $10,000 Account
                            GTS-VA Series Unit Value
                                  (Series 10B)

                    Value at Monthly Intervals of a $10,000

                    Stipulated Payment made January 1, 1988


         (net of applicable front end sales and administrative charges)

                                     CHART

On April 17, 1987 the Company's Separate Account Two was reorganized and merged into the Company's Separate Account One which was merged into the American General Series Portfolio Company Quality Growth Fund. Separate Account Two then became part of the Company's Separate Account Division Nine, and its unit value history became identified as GTS-VA Series (Quality Growth Division 9B) Unit Value. Performance prior to the Reorganization date, therefore, represents results obtained by the Company's Separate Account Two. Subsequent to the Reorganization, performance represents results obtained by the Company's Separate Account, GTS-VA Series (Quality Growth Division 9B). Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992 Quality Growth Division 9B was renamed Stock Index Division 10B.

      HYPOTHETICAL $10,000 ACCOUNT INVESTED IN STOCK INDEX DIVISION TEN AT
                                 REORGANIZATION


     The table and charts below show the periodic value of a $10,000 initial premium invested in Division Ten for the period since the Reorganization, April 17, 1987 through December 31, 1997 (net of applicable front end sales and administrative charges). On May 1, 1992 the Quality Growth Fund was merged into the Stock Index Fund. Effective with that merger Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B, respectively.


                            STOCK INDEX DIVISION 10
                              SINCE REORGANIZATION
                                   GUP SERIES
                                  (SERIES 10A)
            -------------------------------------------------------
                    Value at Monthly Intervals of a $10,000
                      Stipulated Payment made April 17, 1987

                                     CHART

                             STOCK INDEX DIVISION 10
                               SINCE REORGANIZATION
                                 GTS -- VA SERIES
                                   (SERIES 10B)
            ---------------------------------------------------------
                     Value at Monthly Intervals of a $10,000
                       Stipulated Payment made April 17, 1987

                                     CHART


                                                                         ANNUAL VALUE
                                                              ----------------------------------
                                                                         STOCK INDEX
                                                                         DIVISION TEN
                                                              ----------------------------------
                                                               GUP SERIES          GTS-VA SERIES
                                                              (SERIES 10A)         (SERIES 10B)
                                                              ------------         -------------
04/17/87....................................................  $       9,550        $       9,550
12/31/87....................................................          8,531                8,576
12/31/88....................................................          9,410                9,526
12/31/89....................................................         11,520               11,745
12/31/90....................................................         10,998               11,294
12/31/91....................................................         13,252               13,705
12/31/92....................................................         13,610               14,176
12/31/93....................................................         14,808               15,535
12/31/94....................................................         14,765               15,593
12/31/95....................................................         20,077               21,343
12/31/96....................................................         24,401               26,113
12/31/97....................................................         32,160               34,646

TYPES OF CONTRACTS

     GUP Contracts are sold under section 403(b), 401 and 457 plans. The GVA SA-1 Contracts are sold on an unallocated basis as a group deposit administration contract in connection with a section 401 plan. The GVA SA-2 Contracts are sold in connection with section 403(b) plans and in connection with a section 401 plan on an unallocated basis. (See "Federal Tax Matters" for a discussion of the various plan types referred to above.)

CHARGES AND DEDUCTIONS

     The Company assesses three basic types of charges under the Contracts: deductions from Participants' Purchase Payments, charges against the Separate Account, and charges against the Fund.

GENERAL

     The Company deducts a fee from each Purchase Payment of each Participant to cover sales and administrative expenses. Sales expenses include such things as commissions paid to sales representatives and advertising costs. Administrative expenses include such things as salaries to the Company's home office personnel, rent, office equipment, legal fees and auditing fees. Sales load is expected to cover distribution costs.

DEDUCTION FOR PREMIUM TAXES

     Some states impose premium taxes, currently ranging from zero to 3% on annuity considerations. A deduction for premium taxes will be made only when annuity considerations are subject to such taxes. When permitted by state law, it is the Company's policy to postpone the computation and deduction of premium taxes until the Annuity Date. The amount of any applicable premium taxes will then be deducted from the Participant Account. However, when state law does not permit such postponement, premium taxes will be deducted from Purchase Payments when received. If any premium taxes are deducted, but subsequently determined not due, the Company will apply the amount deducted to increase the number of Accumulation or Annuity Units under the Contract at the time the determination is made. If premium tax was not deducted, but subsequently is determined to be due, the Company reserves the right to reduce the Accumulation Units or Annuity Units by the amount of the tax due.

CHARGES UNDER SPECIFIC CONTRACTS

     GUP Contracts. The fee schedule for GUP Contracts, excluding premium taxes, follows:

                        DEDUCTION      DEDUCTION
                          AS A           AS A
                       PERCENTAGE    PERCENTAGE OF
   AGGREGATE GROSS     OF PURCHASE   NET PURCHASE
PURCHASE PAYMENTS(1)   PAYMENTS(2)     PAYMENTS
first $5,000.........     5.0%           5.26%
next $5,000..........     4.0%           4.17%
next $5,000..........     3.5%           3.63%
over $15,000.........     3.0%           3.09%

---------------

1. A Participant's Aggregate Gross Purchase Payment is the sum of all gross Purchase Payments to the Company under a Contract, under one or more Accumulation Accounts maintained by the same Participant.

2. Approximately 1.25% is for administrative expenses while the balance is for sales expenses.

     The Company deducts only 2% (0.6% sales expense; 1.4% administrative expense) from single lump sum Purchase Payments except those lump sum payments which consist of amounts transferred from other Company contracts, from which no deduction is made. Additional Purchase Payments made after the single lump sum are subject to a deduction calculated according to the above fee schedule with the lump sum included in the Aggregate Gross Purchase Payment.

     The Company's retirement plan for agents and managers may purchase interest in a GUP Contract at net asset value, without sales and administrative charges. Such purchases are for full-time sales representatives of the Company who have acted as such for not less than 90 days.

     GVA SA-1 Contract. In the case of the deposit administration contract described below, any premium taxes applicable will be added to the annuity rates at the time benefits are purchased rather than deducted from Purchase Payments.

     The Contract is being administered by professional actuarial consultants and the Contract Owner. The annual deduction consists of a percentage charge of 5% of Purchase Payments received (5.26% of Net Purchase Payments) after an annual charge for administrative expenses is made according to the schedule below. The deduction for administrative expenses is determined based on cumulative contributions, the total contributions, from the effective date to the end of the contract year for which the charge is being determined.

            CUMULATIVE
          CONTRIBUTIONS           FLAT AMOUNT
          -------------           -----------
  Less than $100,000............  $     1,000
  $100,000 but less than
  $200,000......................          750
  $200,000 but less than
  $300,000......................          500
  $300,000 but less than
  $400,000......................          250
  $400,000 and over.............            0

     Only one of these Contracts is currently outstanding and it has reached the $0 level.

     GVA SA-2 Contracts. In the case of GVA SA-2 Contracts sold in connection with section 403(b) plans, the amount of the deduction from each Purchase Payment for sales, administrative, and other expenses is the same as that for the GUP Contracts, above. In addition, single lump sum payments received by the Company that represent amounts accumulated in section 403(b) plans, but not previously accumulated with the Company, shall be subject to a deduction of 2% to cover (i) sales expenses (1.2%) and (ii) administrative expenses (.8%). The amount of this deduction is based on differences in cost and services which the Company has determined to exist in this type of transaction. Single lump sum distributions that represent amounts accumulated in other Company section 403(b) contracts will be transferred without charge. Any additional payments received after such single lump sum payment shall be equal to the total payments less: 5% thereof for the first $5,000 of total Purchase Payments to the Participant Account, including the single lump sum payment; 4% thereof for the next $5,000 of total Purchase Payments to the Participant Account, including the single lump sum payment; 3.5% for the next $5,000 of total Purchase Payments to the Participant Account, including the single lump sum payment; and 3% thereof for any payments in excess of $15,000 of total Purchase Payments to the Participant's Account, including the single lump sum payment.

     In the case of unallocated contracts, the deduction for sales and administrative expenses is 2% (1% for sales expenses and 1% for administrative expenses) for each Purchase Payment.

CHARGES TO THE SEPARATE ACCOUNT

     Mortality and Expense Risk. While Variable Annuity payments will reflect the investment performance of the Separate Account, they will not be affected by adverse mortality experience or by the excess of the Company's expenses over the expense deductions provided in the Contract. The Company assumes the risk that Annuitants will live longer than anticipated and that reserves set aside on the basis of these estimates will prove insufficient to meet annuity payment obligations. The Company also assumes the risk that deductions for administrative and other expenses may not be sufficient to cover the actual cost of these activities. To compensate the Company for undertaking these risks, the Separate Account will incur a daily charge on the average daily net asset value of the Separate Account attributable to the Contracts. This charge is guaranteed and may not be increased by the Company. For assets attributable to GUP Series Contracts, the charge is .00274% (1.00% on an annual basis).

     For assets attributable to GTS-VA Series Contracts, the charge is .002329% (.85% on an annual basis) on the first $10,000,000, .0011645% (.425% on an annual basis) on the next $90,000,000, and .000578% (.21% on an annual basis) on such assets over $100,000,000.

     Charges to The Fund. A daily charge based on a percentage of daily net assets is payable by The Fund to the Company for investment management. Additional charges and expenses are also incurred by The Fund. The charges to The Fund, which are more fully described in the prospectus for American General Series Portfolio Company, are borne indirectly by Participants.

     Charge for Income Taxes. Currently, no charge is made against the Separate Account for the Company's Federal income taxes, or provisions for such taxes that may be attributable to the Separate Account. The Company may charge each Division in the Separate Account for its portion of any income tax charged to the Company or the Division on its assets. Under present laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, the Company may decide to make charges for such taxes or provisions for such taxes against the Separate Account. Any such charges against the Separate Account or its Division could have an adverse effect on the investment performance of such Division.

LIMITATIONS ON CHARGES

     In connection with the Division Nine Reorganization (See "The Company and The Separate

Account" in this Prospectus for more information), the Company guaranteed that the overall level of fees and charges borne, directly or indirectly, by Participants would not be greater because of the Reorganization. The Company has filed endorsements to the Contracts to provide that the advisory fee applied against the assets of the Fund, and the mortality and expense risk charges applied against the assets of Division Ten of the Separate Account with respect to the Contracts, will not exceed the levels existing immediately prior to the Reorganization.

     Specifically, the endorsements provide as follows: for each of Separate Account One and Separate Account Two, the Company determined the ratio of the advisory fee plus mortality and expense risk charges to the total net assets of that Separate Account ("Expense Ratio") at the close of business on April 1, 1987 ("Maximum Expense Ratio.") The Company guarantees that the Expense Ratio of the Contracts will never exceed the applicable Maximum Expense Ratio. The Maximum Expense Ratio is equal to 1.4157% for GUP Series (Series 10A) Contracts and .6966% for GTS-VA Series (Series 10B) Contracts. Consequently, if assets attributable to the Contracts increase, the expense limit would decrease to reflect the lower levels of charges that would have been borne by Participants had the Reorganization not occurred. However, if assets attributable to the Contracts decrease, expenses will never exceed the Maximum Expense Ratio determined on April 1, 1987. In 1993, reduction of expenses under GUP Series (Series 10A) Contracts totalled $0 and reduction of expenses under GTS-VA Series (Series 10B) Contracts totalled $74,923.

     The Company will not, however, assume extraordinary or non-recurring expenses of the Fund, such as legal claims and liabilities and litigation costs and indemnification payments in connection with litigation. In addition, although the Fund intends to operate in such a way that it will have no federal income tax liability (see the American General Series Portfolio Company prospectus), if any liability is nevertheless incurred due to the Fund's failure to qualify as a "regulated investment company" under the applicable provision of the Code, the investment performance of the Fund could be adversely affected, to the detriment of Participants. The Company believes that such expenses and liabilities, although theoretically possible, are quite unlikely.

ACCUMULATION PERIOD

GENERAL

     During the Accumulation Period, the Contract Owner or Participant may make Purchase Payments on such dates and in such amounts as may be determined pursuant to the retirement plan for which the Contract has been purchased.

     In all cases, the initial Purchase Payment must be preceded or accompanied by a properly completed application. In addition, since all Purchase Payments are remitted through an employer, they must also be accompanied by a premium flow report which identifies the amount to be credited to each Participant Account under the employer's retirement plan.

MINIMUM PURCHASE PAYMENTS

     Under GUP Contracts, the minimum initial and subsequent monthly Purchase Payment per Participant is $25, if the Purchase Payment is to be allocated entirely to the Separate Account, and is $30 (with $12 minimum allocated to the Separate Account) if a Purchase Payment is allocated to the General Account and the Separate Account. The Company may waive the minimum purchase requirements, on a fair and equitable basis, for plans established for employers with 500 or more employees. With regard to GUP Contracts issued under section 401 plans, the initial annual Purchase Payment must be at least $2,000, with subsequent annual Purchase Payments of at least $5,000.

     Under GUP Series (Series 10A) Contracts, minimum initial Purchase Payments are specified in each Contract.

     Under GTS-VA Series (Series 10B) Contracts, the minimum initial and subsequent Purchase Payments under section 403(b) and 401 plans are $10,000 per year. There are no minimum initial or subsequent limitations with respect to other GTS-VA Series (Series 10B) Contracts.

APPLICATION OF NET PURCHASE PAYMENTS TO
THE SEPARATE ACCOUNT

     When an initial Purchase Payment accompanies an application (and a premium flow report) the Company will, within two business days after receipt of the application at its Home Office, either (a) process and accept the application, issue the Contract to the Contract Owner, establish Participant Accounts and credit Accumulation Units to those accounts as of the date of acceptance; (b) reject the application and return the Purchase Pay-ment; or (c) request additional documents or information if the application is not complete or is incorrectly completed. If the Company receives Purchase Payments from your employer before the Company receives your completed application or enrollment form, the Company will not be able to open an account for you. Under these circumstances, the Company will take one of the following actions:

          Return Purchase Payments. If the Company does not have your name, address or social security number, the Company will return the Purchase Payment to your employer unless this information is immediately provided to us.

          Employer-Directed Account. If the Company has your name, address and social security number and the Company has an Employer-Directed Account Agreement from your employer, the Company will deposit your Purchase Payment in an "Employer-Directed" account invested in a Fixed Account Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

     For initial and subsequent payments, Accumulation Units will be credited at the Accumulation Unit value calculated as of the day the Purchase Payment was received by the Company, if received at the Company's Home Office before the close of regular trading of the New York Stock Exchange, generally 4:00 p.m. New York time on a day Accumulation Unit values are calculated; otherwise, the next calculated Accumulation Unit value is used. As a result, the Participant Account will be credited with the investment experience of the Separate Account from the date of the Company's receipt.

ACCUMULATION UNIT VALUE

     The Accumulation Unit value was originally established at $1.00 for both Separate Account One and Separate Account Two. Due to varying charges imposed against different Contracts, a number of Accumulation Unit values developed since that time. Upon the Reorganization described under "The Company and the Separate Account," the different Contract Accumulation Unit values were converted to one common Unit value for GUP Series (Series 10A) Contracts and one common Unit value for GTS-VA Series (Series 10B) Contracts, to simplify accounting and reduce costs. For hypothetical illustrations of the recalculation, see the Statement of Additional Information -- "Accumulation Unit Value." The conversion had no effect upon the Accumulation Value of any Participant's interest or upon the total net assets attributable to any Participant Account.

     The value of a Participant Account can be determined at any time by multiplying the number of Accumulation Units outstanding under the Participant Account by the current Accumulation Unit value. During the Accumulation Period, the value of a Participant Account varies with the performance of the investments of the Separate Account, and there is no assurance that such value will equal or exceed Purchase Payments. The number of Accumulation Units credited will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Separate Account.

     The Accumulation Unit value for Division Ten is calculated as follows. First, a gross investment rate is determined from the investment performance of the Separate Account. The gross investment rate is calculated as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open (except the Friday following Thanksgiving). Such rate is (i) the Separate Account's investment income and capital gains and losses, whether realized or unrealized on such day, from the assets attributable to Division Ten, divided by
(ii) the value of Division Ten for the immediately preceding day on which such values were calculated. The net investment rate for any day is determined by deducting from the gross investment rate a factor representing the mortality and expense risk charges described herein (see "Charges and Deductions -- Charges to the Separate Account"), and any applicable income taxes. Reimbursement factors are also added to reimburse owners of all Contracts for the expenses which they would not have borne had the Reorganization not occurred. (See "Charges and Deductions -- Limitations on Charges.") The Accumulation Unit value for a given day is then determined by multiplying the Accumulation Unit value for the preceding day by a net investment factor equal to the net investment rate plus 1.00.

     For hypothetical illustrations showing the calculation of an Accumulation Unit value and the purchase of Accumulation Units, see the Statement of Additional Information -- "Accumulation Unit

Value." Fund shares, in which Division Ten of the Separate Account invests, are valued at their net asset value at the same time Accumulation Units are valued. For information as to the computation of the net asset value of Fund shares, please refer to the prospectus for American General Series Portfolio Company.

DEATH BENEFITS DURING ACCUMULATION PERIOD

     If a Participant under a Contract dies during the Accumulation Period, there will be an amount payable to the Beneficiary. This amount is usually equal to the greater of (a) the Accumulation Value of the Participant Account on the date proof of death is received by the Company; or (b) 100% of Purchase Payments, reduced by the amount deducted in connection with any partial surrenders. (See "Partial Redemption or Surrender.") Under all GVA SA-2 Contracts and GVA SA-1 Contracts, the death payment is limited to the value of the Participant's Account. The Beneficiary may exercise the right to receive the death benefit as a lump-sum settlement or in the form of any of the annuity options provided in the Contract (within such time limits required by federal tax law). (See "Variable Annuity Options.") Beneficiaries other than the spouse of a Participant must receive the death benefit in full by the date 5 years after the Participant's death unless payments commence within 1 year of the Participant's death under a life annuity, a life annuity with payments certain or with payments for a designated period. Payments certain or payments for a designated period in any case cannot be selected for a period exceeding the Beneficiary's life expectancy. The Beneficiary thereafter will be entitled to exercise many of the investment options and other rights an Annuitant would have under the Contract.

SUSPENSION OF PAYMENTS

     GUP Contracts contain provisions protecting against forfeiture. If at any time a Purchase Payment is not made when due, the number of Accumulation Units outstanding under the Contract at that time will remain constant (so long as no transfer election is made), and the value of the Contract will continue to vary in accordance with the Accumulation Unit value. If the Contract has not been redeemed, the Contract Owner may resume making Purchase Payments at any time. If an unallocated GVA SA-2 Contract of the Group Deposit Administration type is suspended for non-payment, it may be reinstated at any time within two years after the date of such suspension.

PARTIAL REDEMPTION OR SURRENDER

     Under GUP Contracts, upon written request to the Company at its Home Office at any time before the commencement of annuity payments, a Participant may receive part of the value of his Participant Account. A partial redemption will result in the cancellation of a proportionate number of Accumulation Units credited to the Participant Account. Receipt by a Participant of a partial redemption is subject to the requirement that, after each such payment, a minimum number of 30 Accumulation Units must remain in the Participant Account. The amounts of any partial redemption may not be repaid.

     At any time before the Annuity Date and subject to the provisions of the plan, a Participant may elect to surrender the Contract for cash. The surrender value, which is the value of the Accumulation Units under the Contract, will be computed as of the next valuation of Accumulation Units following receipt of election by the Company at its Home Office.

     For an explanation of possible adverse tax consequences of a partial redemption or surrender, see "Federal Tax Matters."

     Occasionally, the Company may receive a request for partial redemption or surrender which includes Accumulation Values derived from Purchase Payments which have not cleared the banking system. The Company may delay mailing that portion of the surrender value which relates to such amounts until the check for the payment has cleared. The Accumulation Unit value used to determine the remaining surrender value to be remitted will be on the basis of the valuation next computed after receipt of the request.


     Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.



     Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.



     Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of

Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:



     - death benefits; and



     - certain small amounts approved by the State of Florida.


     Upon proper termination of participation in any plan a Participant may elect to have his Participant Account valued and applied to the purchase of an individual Variable Annuity contract of a type then being issued by the Company for this class of Annuitant. Such election may be made without the imposition of any charge and, in the opinion of the Company's counsel, without any adverse tax consequences to the Participant. Future Purchase Payments, if made, will not be subject to the tax benefits of section 403(b) of the Code, and will be subject to the charges and deductions described in the prospectus pursuant to which individual Variable Annuity contracts are then being offered.

     In the case of GUP Contracts, if a Participant becomes an employee of another employer which is the owner of a similar GUP Contract issued by the Company, the Participant may elect to have his Participant Account transferred to such other Contract, without the imposition of any charge.

ANNUITY PERIOD

FIXED OR VARIABLE ANNUITY PAYMENTS

     If the plan so permits, the Annuitant may elect to have any portion of the Participant Account applied to provide either a Variable Annuity or a Fixed Dollar Annuity, or a combination of both. That portion of the Participant Account which is applied to provide a Fixed Dollar Annuity will be withdrawn from the Separate Account and thereafter will not participate in the investment experience of the Separate Account. The election of a Fixed Dollar Annuity is subject to certain conditions provided under the Contract that (i) set a time period (such as one month or one year prior to the Annuity Date) by which such election must be received by the Company and (ii) set minimum amounts (such as $25) for the first payment provided under each of the Variable Annuity and the Fixed Dollar Annuity.

ASSUMED INVESTMENT RATE

     The objective of a Variable Annuity is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the extent to which the net investment rate of the Separate Account equals the Assumed Investment Rate, described below, during periods of stable prices. The Assumed Investment Rates built into the annuity tables in the Contracts reflect the Company's opinion that such rates were conservative estimates of the average investment result to be expected from a diversified portfolio of common stocks during a relatively stable economy at the time such Contracts were actively marketed.

     For all Contracts, the Company will permit each Annuitant to select an Assumed Investment Rate permitted by state law or regulations. GUP Contracts and GVA SA-1 Contracts have an Assumed Investment Rate of 3.5%, but Annuitants may select 4.5%, 5% or 6%. GVA SA-2 Contracts, except those sold in connection with section 403(b) plans, have a 3.5% Assumed Investment Rate but Annuitants may select 4.5% or 5%. Other GVA SA-2 Contracts have a 3% Assumed Investment Rate, but Annuitants may select 3.5%, 5%, or 6%. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. (See Statement of Additional Information -- "Annuity Payments.") It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

     The choice of an Assumed Investment Rate affects the pattern of annuity payments. A higher Assumed Investment Rate will produce a higher initial payment, but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower Assumed Investment Rate. Although a higher initial payment would be received under a higher Assumed Investment Rate, there is a point in time after which payments under a lower Assumed Investment Rate would be greater, assuming payments continue through that point in time. Subsequent payments will be smaller than, equal to or greater than the first payment depending upon whether the actual net investment rate is smaller than, equal to or greater than the Assumed Investment Rate.

     The amount of the first Variable Annuity payment is divided by the Annuity Unit value calculated ten days prior to the date of the first payment, to determine the number of Annuity Units represented by the payment. The number of such Annuity Units represented by each subsequent payment thereafter remains fixed during the Annuity Period, except under the Variable Annuity option providing payouts of a specified dollar amount. (See "Variable Annuity Options.") An illustration showing, by use of a hypothetical example, the method of determining the Annuity Unit value and the amount of monthly annuity payments is contained in the Statement of Additional Information.

ANNUITY DATE

     A Contract Owner may elect to have a Participant Account valued and, after deduction of any applicable premium taxes, applied to provide Fixed Dollar or Variable Annuity payments, or a combination thereof, for a particular Participant or Beneficiary, according to the annuity option selected by the Participant, Beneficiary, or Contract Owner. Annuity payments commence on the Annuity Date. The Annuity Date is the first day of the month immediately following the expiration of the period of time designated in the Contract (such as 30 days) from the date written notification is received at the Home Office of the Company. For a description of available annuity options, see "Variable Annuity Options." Any premiums not received and credited prior to the valuation date (i.e., the tenth day prior to the end of the month) may not be applied to purchase an immediate annuity, but will be refunded.

     The Annuity Date is usually elected in the application at the time of issue, subject to later changes by the Participant, and can be the first day of any month before the Annuitant's 75th birthday. However, special rules apply to payments under 403(b), 401, 403(a) and 457 plans. (See the discussion of required distributions for each plan type under "Federal Tax Matters.")

VARIABLE ANNUITY OPTIONS

OPTIONS AVAILABLE UNDER SPECIFIC CONTRACTS

     GUP Contracts. The Annuitant generally is given the option of receiving annuity payments in accordance with any one of the first five Variable Annuity options. (See "Description of Options Available.") The second option is available with 60, 120, 180 or 240 monthly payments certain. If the retirement plan so provides, some of the options may be excluded. Level payments (see "Level Payments Varying Annually") may also be used in combination with any of the available Variable Annuity options.

     If the Annuitant does not specify one of the available options at the time he becomes eligible for annuity payments, Variable Annuity payments are made in accordance with the second option with payments guaranteed for a ten-year period, except in those cases in which a joint and survivor annuity payout is required by law.

     GVA SA-1 Contracts. The first four options are available under these Contracts. (See "Description of Options Available.") The second option is available with 60, 120, 180 or 240 monthly payments certain.

     GVA SA-2 Contracts. The first four options are available under these Contracts. (See "Description of Options Available.") The second option is available with the number of monthly payments certain specified in the Contract. The monthly payment under the variable annuity selected must be at least $25.

     Once annuity payments have begun, an annuity option may not be terminated.

DESCRIPTION OF OPTIONS AVAILABLE

     First Option -- Life Annuity. Variable Annuity payments are payable during the lifetime of the Annuitant, and the annuity terminates with the last payment preceding death. This option offers the maximum amount/level of Variable Annuity payments since there is no provision for a death benefit for Beneficiaries. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE DIED PRIOR TO THE DATE OF THE SECOND PAYMENT, TWO IF HE DIED BEFORE THE THIRD PAYMENT ETC. Under GVA SA-2 Contracts this is the Third Option, and is called "Life Annuity Ceasing on Death."

     Second Option -- Life Annuity with Monthly Payments Certain. Variable Annuity payments are made monthly during the lifetime of an Annuitant with the provision that, if the Annuitant dies during the certain period, the Beneficiary may receive monthly payments for the remainder of the certain period and at any time during such period may elect to receive in one sum the present value of the remaining payments, calculated on the basis of the same Assumed Investment Rate used to calculate the initial annuity payment. (See "Death of Annuitant During Annuity Period.") Under GVA SA-2 Contracts, this is the Fourth Option and is called "Life Annuity with a Specified Number of Payments Guaranteed."

     Third Option -- Unit Refund Life Annuity. Variable Annuity payments are payable monthly during the lifetime of the Annuitant with an additional payment to the Beneficiary at the death of the Annuitant. Under GVA SA-2 Contracts, this is the First Option, and is called "Equity Refund Life Annuity."

     The payment to the Beneficiary is equal to the excess, if any, of (a) minus
(b) times the Annuity Unit value, where (a) is the total amount applied under the option (or the total employee contribution) divided by the Annuity Unit value for the date on which annuity payments commence, and (b) is the number of Annuity Units represented by each monthly payment multiplied by the number of monthly payments made. (See "Death of Annuitant During Annuity Period.")

     Example: If under a Contract, $10,000 were applied under this option for a male at adjusted age 65 on the Annuity Date, the Annuity Unit value on such date was $1.50, the number of Annuity Units represented by each annuity payment was
40.71 (since the amount of the first annuity payment would be $61.06), ten annuity payments were paid prior to the date of death, and the value of an Annuity Unit on the date of the Annuitant's death was $1.60, the amount paid to the Beneficiary would be $10,015.31, computed as follows:

(($10,000/1.50) - (40.71 X 10)) X $1.60 = $10,015.31.

     Fourth Option -- Joint and Last Survivor Life Annuity. Variable Annuity payments are payable during the joint lifetimes of two Annuitants and continue during the lifetime of the surviving Annuitant. This option is also available with a one to twenty year payments certain period. This option is designed primarily for couples who require maximum possible Variable Annuity payments during their joint lives and who are not concerned with providing for Beneficiaries at the death of the last to survive. Under GVA SA-2 Contracts, this is the Second Option, and is called "Joint and Last Survivor Life Annuity."

     Fifth Option -- Payments for Designated Period. Variable Annuity payments are paid monthly for a selected number of years (between one and fifteen for GUP Contracts and between one and twenty for GTS-VA Contracts). At any time during such period the Annuitant may elect to receive in one sum the present value of the remaining payments, calculated on the basis of an interest rate per annum equal to that rate used to calculate the Annuitant's first annuity payment. The Annuitant may receive this sum only if the Annuitant has previously elected rights of commutation. Under the federal tax laws, the election of this option may be treated in the same manner as a total surrender of the Participant Account. If an employee's Participant Account is surrendered, usually the full amount received would be includible in income for that year, and, to the extent so included, would be taxed at ordinary rates. (See "Federal Tax Matters.")

     Sixth Option -- Payments of a Specified Dollar Amount. The amount due may be paid in equal annual, semi-annual, quarterly or monthly installments of a designated dollar amount (not less than $75 per annum per $1,000 of the original amount due) until the remaining balance is less than the amount of one installment. To determine the remaining balance at the end of any month, such balance at the end of the previous month is decreased by the amount of any installment paid during the month and the result multiplied by the net investment factor for the month. If the remaining balance at any time is less than the amount of one installment, such balance will be paid and will be the final payment under the option. At any time, the Annuitant may elect to receive in one sum the remaining value of his account.

     Seventh Option -- Investment Income. This Option is available only for the SA-2 Contracts. The amount due may be left on deposit with the Company in its General Account, and a sum will be paid annually, semiannually, quarterly or monthly, as selected, which shall be equal to the net investment rate for the period multiplied by the amount remaining on deposit. The Annuitant may elect to receive at any time the remaining value of his account in one sum.

ENHANCEMENTS

     Enhancements of the annuity options described above are available under the Contracts. These include partial annuitization, flexible payments of varying amounts and inflation protection payments. To the extent some or all of these options do not result in "substantially equal payments" over the life expectancy of the Annuitant, electing such options may result in unfavorable tax consequences to Annuitants under age 59 1/2. (See "Federal Tax Matters.") Additionally, Option Four is available with a one to twenty payment certain period. Not all of the enhancements are available under each option.

LEVEL PAYMENTS VARYING ANNUALLY

     The level payment series is an alternative mode of payment which is used only in combination with the first through the fourth Variable Annuity options discussed above. It is not available for GVA SA-2 Contracts, but is available for GUP and GVA-SA1 Contracts. Under this plan, annuity payments are made monthly during each annuity year at a level determined for that year based on the investment performance of the Separate Account.

     The amount of the annual Variable Annuity payment level shall be determined in the same manner as monthly Variable Annuity payments except that annual rather than monthly purchase rates are used. The amount of the first annual Variable Annuity payment level is divided by the current Annuity Unit value to determine the number of Annuity Units in each subsequent annual Variable Annuity payment level. In any annuity year, the dollar amount of the annual Variable Annuity payment level is determined by multiplying this constant number of Annuity Units by the then current Annuity Unit value.

     The amount of each certain monthly payment during a given annuity year shall be no less than the annual Variable Annuity payment level times .084654, based on an Assumed Investment Rate of 3.5%. This factor may be changed at the sole discretion of the Company to reflect an interest rate of greater than 3.5%.

     If an Annuitant dies prior to receiving all twelve payments during any one annuity year, the payments remaining during that annuity year will be paid either to his estate or to the named Beneficiary.

RIGHT OF COMMUTATION

     Any right of commutation pursuant to the available Variable Annuity options or the Fixed Dollar Annuity shall be calculated on the basis of the Assumed Investment Rate used to calculate the initial annuity payment.

DEATH OF ANNUITANT DURING ANNUITY PERIOD

     If the Annuitant dies during the Annuity Period, the Beneficiary may be entitled to payment of an additional amount or amounts, and may be entitled to certain alternatives discussed below. If, prior to death, the Annuitant had been receiving payments under the first or fourth options, no additional amounts would be due. If, however, the Annuitant had been receiving payments under any of the other options, the Beneficiary may elect one of the following three alternatives:

     1. Elect to receive in a lump sum the present value, discounted at the Assumed Investment Rate, of any remaining annuity payments owed under the Contract based on the then-current Annuity Unit value;

     2. Elect to continue receiving annuity payments under the terms of the Contract, in which case the Beneficiary would be entitled at any time thereafter to receive the present value of remaining annuity payments, discounted at the Assumed Investment Rate, based on the Annuity Unit value next determined after request for such payment is received at the Company's Home Office; or

     3. Elect to have the present value, discounted at the Assumed Investment Rate, of any annuity payments owed on the Contract, based on the then-current Annuity Unit value, applied to the fifth option for a period shorter than the period remaining under the annuity option selected by the Annuitant.


     Normally, death benefits, other than possible vested interest, are not provided under unallocated GVA SA-1 and GVA SA-2 Contracts.


FEDERAL TAX MATTERS

GENERAL

     Major changes in federal income tax laws in the past several years may affect the tax treatment of investments in the Contracts. It is not feasible to comment on all of these changes, and Contract Owners should consult a qualified tax advisor for more complete information. Contract Owners should also be aware that future legislation may change some of the rules discussed in the following materials.

TAXES PAYABLE BY PARTICIPANTS AND
ANNUITANTS

     The Contracts offered in connection with this prospectus are primarily used with retirement programs which receive favorable tax deferred treatment under federal income tax law, although deferred annuity contracts may be purchased with after tax dollars.

     Annuity payments or other amounts received under all Contracts are subject to some form of federal income tax withholding. The withholding requirement will vary among recipients depending on the type of program, the tax status of the individual and the type of payments from which taxes are withheld. Additionally, annuity payments or other amounts received under all contracts may be subject to state income tax withholding requirements.

SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

     Purchase Payments. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code, and public educational institutions) to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


     An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $10,000 ($9,5000 before 1998); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000; approximately 25 percent of salary; or, an exclusion allowance which takes into account a number of factors. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


     Taxation of Distributions. Distributions of voluntary salary reduction amounts are restricted. These restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death,
(4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


     Similar restrictions will apply to all amounts transferred from a Section 403(b)(7) custodial account other than rollover contributions.


     Distributions from a section 403(b) annuity Contract are taxed as ordinary income to the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the participant reaches age 55, (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and (5) distributions in excess of tax deductible medical expenses.

     Required Distributions. Generally, distributions from section 403(b) annuities must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Such distributions must be made over a period that does not exceed the life expectancy of the Participant (or joint life expectancy of the Participant and Beneficiary). Upon the death of the Contract Owner prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a beneficiary designated under the Contract commence within one year of the Contract Owner's death, distribution is permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Contract Owner has commenced receiving annuity distributions prior to his death, distributions must continue at least as rapidly as under the method in effect at the date of his death. However, amounts accumulated under a Contract on December 31, 1986, are not subject to these minimum distribution requirements. Pre-January 1, 1987 amounts may be paid in a manner that meets the above rule or (i) must begin to be paid when the Participant attains age 75; and (ii) the present value of payments expected to be made over the life of the Participant under the option chosen must exceed 50% of the present value of all payments expected to be made (the "50% rule"). The 50% rule will not apply to joint annuitants if a Participant's spouse is the joint annuitant. Notwithstanding these rules for pre-January 1, 1987 amounts held under 403(b) Contracts, the entire Contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10). A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Tax Free Transfers and Rollovers. The IRS has ruled (Revenue Ruling 90-24) that total or partial amounts may be transferred tax free between section 403(b) annuity contracts and/or section 403(b)(7) custodial accounts under certain circumstances. In addition, section 403(b)(8) of the Code permits tax free rollovers from section 403(b) programs to IRAs or other section 403(b) programs under certain circumstances. Such a rollover must be completed within 60 days of receipt of the distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another 403(b) program is subject to 20% Federal income tax withholding unless the participant elects a direct rollover of such distribution to an IRA or other section 403(b) program.

SECTION 401 QUALIFIED PENSION, PROFIT-
SHARING OR ANNUITY PLANS

     Purchase Payments. Purchase Payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under section 401(a) or section 403(a) of the Code are excluded from the gross income of the employee for federal income tax purposes. Payments made by an employee generally are made on an after-tax basis, unless they are made on a pre-tax basis by reason of Sections 401(k) or 414(h) of the code.

     Taxation of Distributions. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (which constitute "investment in the Contract"). However, if an employee or the Beneficiary receives a lump sum distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attainment of age
59 1/2, the rate of tax may be determined under a special 5-year income averaging provision; however, 5-year forward averaging has been repealed for distributions occurring after December 31, 1999. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. In addition, individuals who attained age 50 by January 1, 1986 may elect capital gains treatment (at a 20% rate) for the taxable portion of a lump sum distribution attributable to years of service before 1974; such capital gains treatment has otherwise been repealed. Taxable distributions received under a Contract purchased under a qualified plan prior to attainment of age 59 1/2 are subject to the same 10% penalty tax (and the same exceptions) as described with respect to section 403(b) annuity Contracts.

     Required Distributions. The minimum distribution requirements for qualified plans are generally the same as described with respect to section 403(b) annuity Contracts, except that no amounts are exempted from the minimum distribution requirements.

     Tax-Free Rollovers. The taxable portion of certain distributions from a plan qualified under section 401 or 403(a), may be transferred in a tax-free rollover to another such plan or to an individual retirement account or annuity. Such a rollover must be completed within 60 days of receipt of the qualifying distribution. The portion of any distribution which is eligible to be rolled over to an IRA or another section 401(a) or 403(a) plan is subject to 20% federal income tax withholding unless the Participant elects a direct rollover of such distribution to an IRA or other section 401(a) or 403(a) plan.

SECTION 457 UNFUNDED DEFERRED
COMPENSATION PLANS OF PUBLIC
EMPLOYERS AND TAX-EXEMPT
ORGANIZATIONS

     Purchase Payments. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of manage-ment or highly compensated employees and/or independent contractors.


     This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of federal income taxes on the amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,000 (indexed for inflation) or 33 1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which is currently includible in gross income for federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.



     The amounts which are deferred may be used by the employer to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contacts may remain subject to the claims of the employer's creditors until 1999. The employee has no present rights or vested interest in the Contract and is only entitled to payment in accordance with the EDCP provisions.


     Taxation of Distributions. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Distributions Before Separation from Service. Distributions generally are not permitted under an EDCP prior to separation from service except for unforeseeable emergencies or in amounts under $3,500 for inactive Participants. These distributions are includable in the gross income of the individual in the year in which paid.

     Required Distributions. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as those for qualified plans and section 403(b) annuity Contracts except that no amounts are exempted from minimum distribution requirements.

     Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of EDCP amounts to another EDCP, but not to an IRA or other type of plan.

PRIVATE EMPLOYER UNFUNDED DEFERRED
COMPENSATION PLANS

     Purchase Payments. Private taxable employers may establish unfunded and non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors.

     Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are subject to the rules for private taxable employer deferred compensation plans discussed below.

     Where a Contract is purchased under a 457 or private employer unfunded deferred compensation plan, it constitutes a Non-Qualified Contract. Ordinary Non-Qualified Contracts, not sold pursuant to such an employer's plan, are not available under this Contract. Purchase Payments made under ordinary Non-Qualified Contracts are not excludible from the gross income of the Contract Owner or deductible for tax purposes. Private employer unfunded deferred compensation plans, however, allow individuals to defer receipt of up to 100% of compensation which would otherwise be includable in income and to therefore defer the payment of Federal income taxes on the amounts. Increases in the Accumulation Value of Non-Qualified Contracts resulting from the investment performance of the Separate Account are not taxable to the Contract Owner until received by him. Contract owners that are not natural persons, however, are currently taxable on any increase in the Accumulation Value.

     Deferred compensation plans represent a bare contractual promise on the part of the employer to pay current wages at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no present right or vested interest in the Contract and is only entitled to payment in accordance with plan provisions. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Accumulation Value attributable to purchase payments made to such contracts after February 28, 1986.

     Taxation of Distributions. Amounts received by an individual from a private employer deferred compensation plan are includable in gross income for the taxable year in which such amounts are paid or otherwise made available.

     Tax Free Transfers and Rollovers. Federal income tax law does not allow tax free transfers or rollovers for amounts accumulated in a private employer deferred compensation plan.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

     The chart below compares accumulations attributable to contributions to (1) Contracts purchased with pre-tax contributions under tax-favored retirement programs, (2) Non-Qualified Contracts purchased with after tax contributions and
(3) conventional savings vehicles such as savings accounts.

                           TAX-DEFERRED ACCUMULATION

                                     CHART

This hypothetical chart compares the results of contributing $100 per month ($138.89 for the tax-favored program because contributions are before-tax). It assumes a 28% tax rate and an 8% fixed rate of return (before fees and charges). The deduction of fees and charges is reflected in the chart. The dotted lines represent amounts remaining after withdrawal and payment of taxes and any surrender charges. An additional 10% tax penalty may apply to withdrawals before age 59 1/2.

     Unlike savings accounts, contributions to tax-favored retirement programs and Non-Qualified Contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-favored retirement programs ordinarily are not subject to income tax until such amounts are distributed. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.


     To further illustrate the advantages of tax-deferred savings using a 28% federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending on the timing of withdrawals. The previous chart shows the actual after-tax amounts that would be received.


     As indicated above, contributions to tax-favored retirement programs are ordinarily not subject to federal income tax unless and until withdrawn. Accumulations under tax-favored retirement programs are not required to be withdrawn until the later of age 70 1/2 or retirement. There may be restrictions on withdrawals of certain types of contributions until age 59 1/2, separation from service, death, disability or hardship. Withdrawals before age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax, but withdrawals may be eligible for total or partial rollover to an IRA or another retirement program.

     By taking into account the current deferral of taxes, these contributions increase the amount available for savings by decreasing the relative current out-of-pocket cost of the investment. The chart below illustrates this principle:

                              PAYCHECK COMPARISON

                         TAX-FAVORED         SAVINGS
                      RETIREMENT PROGRAM     ACCOUNT
                      ------------------   -----------
Set Aside                $     2,500       $     2,500
Tax Deferred until
  withdrawal                    (700)               --
Current Out-of-
  Pocket                 $     1,800       $     2,500


     This chart assumes a 28% federal tax rate. To reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

FUND DIVERSIFICATION

     Non-Qualified contracts, as discussed above, are not sold under this Contract. Separate Account investments for Non-Qualified contracts are available under other Company contracts, however.

     Separate Account investments must be adequately diversified in order for the increase in the value of Non-Qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, each portfolio of the Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund portfolio to meet the diversification requirements could result in tax liability to Non-Qualified contract owners. The Fund expects to meet the diversification requirements above and assure tax deferred treatment for holders of any Non-Qualified contracts.

     The investment opportunities of the Fund could conceivably be limited by adhering to the above diversification requirements. This would affect all contract owners, including those owners of Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

TRANSFERS UNDER THE CONTRACTS

     Transfers between the General Account and the Separate Account are permitted subject to the conditions discussed below. The right to make transfers is exercisable by the Participant during the Accumulation Period and by the Annuitant during the Annuity Period. The Company reserves the right to limit transfers to the extent such limitation is allowed by the Contract.

TRANSFERS DURING THE ACCUMULATION PERIOD

     During the Accumulation Period, transfers of Accumulation Value between the Separate Account and the General Account may be made at any time. However, transfers to the General Account, if made within 120 days of a transfer from the General Account, may affect the interest rate earned on those payments in the General Account under the terms of the Contract.

TRANSFERS DURING THE ANNUITY PERIOD

     During the Annuity Period, transfers of Annuity Units may be made from the Separate Account to a Fixed Dollar Annuity at intervals of at least 365 days or as provided for in the Contract. During the Annuity Period, transfers from a Fixed Dollar Annuity are not permitted.

OTHER REQUIREMENTS

     Transfers among investment options or changes of future allocation of Purchase Payments ("reallocations") may be made upon receipt by the Company, at its Home Office, of written instructions or by telephone at 1-800-621-7792. Requests for transfers or reallocations by telephone will be automatically permitted unless the Company has been notified otherwise in writing or by telephone at 1-800-621-7792. If, after notifying the Company that telephone transfers or reallocations are not to be allowed, the Contract Owner or Participant wishes to have the right to effect telephone transfers or reallocations reactivated, he or she must notify the Company in writing.

     Prior to the Company's effecting a transfer request or reallocation by telephone instruction, the Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine by requiring certain identifying information about the Contract Owner or Participant. Unless the Contract Owner instructs the Company not to accept telephone transfers or reallocations, anyone who represents that he or she is authorized by the Contract Owner or Participant to effect a transfer or reallocation may do so if they have the requisite Contract Owner or Participant account information. Officers, directors, agents, representatives and employees of the Company may not give or be authorized to give telephone instructions on behalf of Contract Owners or Participants (other than for contracts within their immediate family) without prior written permission of the Company.

     It is the responsibility of the Contract Owner or Participant to verify the accuracy of all confirmations of transfers or reallocations and to promptly advise the Company of any inaccuracies within one business day of receipt of the confirmation. The Company will send to the Contract Owner or Participant a confirmation of the transfer or reallocation within five (5) days from the date of the instruction.

     Any telephone instructions reasonably believed by the Company to be genuine will be the Contract Owner's or Participant's responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, the Con-tract Owner or Participant will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Transfers or reallocations will be effected pursuant to the Contract Owner's or Participant's written or telephone transfer request as of the day received by the Company if received by the Company's Home Office before the close of regular trading of the New York Stock Exchange, generally 4:00 p.m. New York time, on a day Accumulation Unit values are calculated; otherwise the next calculated Accumulation Unit or Annuity Unit Value will be used. Telephone transfer requests will not be accepted during the Annuity Period. The Company reserves the right to discontinue the telephone transfer facility at any time.

OTHER CONTRACT FEATURES

CHANGE OF BENEFICIARY

     Once a Participant Account has been established, the Contract Owner, the Participant and the Annuitant may not be changed.

     The Beneficiary is designated by the Participant. The Annuitant generally may change the Beneficiary designation at any time unless such designation has been made irrevocable. Under certain retirement programs, however, spousal consent may be required to name or change a Beneficiary, and the right to name a Beneficiary other than the spouse may be subject to applicable tax laws and regulations. If no Beneficiary is living at the time of an Annuitant's death, any benefits otherwise payable under the Contract to the Beneficiary will be payable to the Annuitant's estate. If a Beneficiary dies while receiving payments under the Contract, and if no other Beneficiary is then living, any remaining benefits owed under the Contract will be paid to such Beneficiary's estate.

REVOCATION

     Each Participant under a GUP Contract shall have the right for a period of 10 days (commencing with the date of the execution of his individual application) or such longer revocation period as required by state law. The Company will refund any Purchase Payments received for the contract without regard to investment results, unless a larger refund is required by state law.

RESERVATION OF RIGHTS

     The Company reserves the right to amend a Contract (1) to conform with substitutions of investments (2) to comply with tax or other laws applicable to these types of Contracts, except as discussed below. The Company also reserves the right (3) to operate the Separate Account as a management investment company under the 1940 Act, in consideration of receipt of an investment management fee, or in any other form permitted by law, and (4) to deregister the Separate Account under the 1940 Act in the event such registration is no longer required.

     The Company reserves the right to increase all charges and the annuity purchase rates under GUP Contracts from time to time. However, such change will not be effective retroactively, and will not affect contributions of Participants who were in plans prior to the effective date of such change, to the extent that any such Participant's contributions in any year do not exceed 200% of the amount of first year Purchase Payments made on his behalf. The Company may modify the GUP Contract (except where modification is prohibited by the 1940 Act) with respect to Purchase Payments in excess of such amount after the effective date of the modification.

     Under GVA SA-1 Contracts, the Company has the right after the fifth Contract year to change any terms of the Contract upon written notice given to the Contract Owner ninety (90) days in advance, except where modification is prohibited by the 1940 Act. However, no such change may affect the annuity purchase rates or expense charges as they apply to Accumulation Units purchased by Purchase Payments made prior to such change or to the application of those Accumulation Units to provide retirement annuities.

     Under GVA SA-2 Contracts issued in connection with section 403(b) plans and certain section 401 plans for self-employed individuals, the Company may increase the deduction for sales and administrative expenses after the end of the first Contract year. However, Contract amendments can affect the annuity purchase rates or the daily charge for expense and mortality undertakings and investment advisory services applicable to a Participant for Purchase Payments at an annual rate of up to

200% of the first annual Purchase Payment made for each such Participant.

     For Unallocated GVA SA-2 Contracts, the annuity purchase rates are guaranteed for ten years. The Company reserves the right to modify the annuity purchase rates applicable to Purchase Payments made to the Company after the tenth Contract year.

     The Company has issued endorsements under the Contracts that limit its ability to increase certain charges and expenses. (See "Charges and Deductions -- Limitations on Charges.")

RELATIONSHIP TO EMPLOYER'S PLAN

     Since it is contemplated that most Contracts offered by this prospectus will be used for retirement programs, reference should be made to specific plan provisions and restrictions, if any, contained in the Employer's plan in connection with this description of the Contracts.

     Plan loans from the portion of your Participant Account attributable to the General Account may be permitted by your employer's plan. Refer to your plan for a description of charges and further information.

PAYMENT AND DEFERMENT

     Payments of termination values, as well as lump sum payments available under an annuity option, will be made within five business days after receipt of the written request by the Company at its Home Office; however, payments attributable to Division Ten may be suspended or postponed at any time when redemption of the Fund's shares is suspended or postponed. See the American General Series Portfolio Company prospectus for a discussion of the circumstances under which American General Series Portfolio Company may suspend or postpone redemption of its shares.

NONASSIGNABILITY OF QUALIFIED CONTRACTS

     In order to qualify for favorable tax treatment, each Variable Annuity issued under a Qualified plan must provide, at issue, that it may not be sold, assigned, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, to any person or organization other than the Company when owned by any person other than the trustees of any trust described in section 401(a), or the administrator of any annuity plan described in section 403(a) of the Code. GUP and GVA SA-2 Contracts are not assignable unless permitted by applicable law. GVA SA-1 Contracts may not be assigned.

OTHER VARIABLE ANNUITY CONTRACTS

     In addition to the Contracts described in this prospectus, the Company has made the Separate Account available to fund other group and individual variable annuity contracts, including the Independence Plus Series, and the UIT-981 contracts. These other contracts entail different charges at the Separate Account level from those imposed on the Contracts described in this prospectus.

     The other contracts listed above are described in and offered pursuant to separate prospectuses.

VOTING RIGHTS

     The Contract Owner during the Accumulation Period, the Annuitant during the Annuity Period, or the Beneficiary after the Annuitant's death, will be entitled to give instructions to the Company as to how Fund shares held in the Separate Account Division Ten attributable to the Participant Account or Variable Annuity are to be voted at meetings of shareholders of American General Series Portfolio Company. Those persons entitled to give voting instructions will be determined as of the record date for each meeting.

     Each Participant under an allocated group Contract and each Participant receiving Variable Annuity benefits under an unallocated Contract, has the right to give instructions to the Contract Owner for those votes. Votes for which instructions have not been received from Participants will be cast by the Contract Owner in the same proportion as those votes for which instructions have been received. The Contract Owner may vote without instructions from Participants under unallocated group Contracts involving contributions solely by Contract Owners.

     The number of Fund shares held in Division Ten deemed attributable to a Participant Account prior to the Annuity Date and during the lifetime of the Annuitant will be determined on the basis of the value of Accumulation Units credited to the Participant Account as of the record date. On or after the Annuity Date or after the death of the Participant or Annuitant, the number of Fund shares deemed attributable to a Participant Account will be equal to the dollar value of the assets maintained in Division Ten to fund the annuity benefit payment obligations under the Contract as of the record date.

During the Annuity Period, the number of votes attributable to a Variable Annuity will generally decrease since funds set aside for an Annuitant will decrease.

     Persons who are entitled to vote will receive proxy material and a form on which voting instructions may be given. The Company will vote Fund shares held by the Separate Account attributable to the Contracts or to other variable annuity contracts issued by Division Ten, in accordance with instructions received. Fund shares held by the Separate Account as to which no instructions have been received will be voted for or against any proposition in the same proportion as the shares to which instructions have been received. Fund shares held in the Separate Account or any other separate account of the Company or its affiliates that are not attributable to contracts investing in Division Ten also will be voted for or against any proposition in the same proportion for which voting instructions are received for shares attributable to contracts investing in Division Ten. However, if the Company determines that it is permitted to vote any such shares of the Fund in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

STATE REGULATION

     The Company is subject to the laws of Texas governing life insurance companies and to regulation by the Texas Commissioner of Insurance. Each year, the Company files an annual statement with the Commissioner covering its operations for the preceding year and its financial condition on December 31 of the preceding year. The Commissioner may examine the Company's books and assets at any time. In addition, the National Association of Insurance Commissioners conducts a complete examination and audit of the Company's books and operations at least once every three years. The Company is also subject to the laws and regulations of all the states in which it does business. Generally, the insurance departments of most states apply the laws of Texas to determine permissible investments for the Company and the Separate Account.


YEAR 2000



YEAR 2000 RISKS



     Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                              PAGE
                                                              ----
General Information and Separate Account History............    2
Types of Variable Annuity Contracts.........................    2
Accumulation Unit Value.....................................    3
     Illustration of Calculation of Accumulation Unit
      Value.................................................    3
     Illustration of Purchase of Accumulation Units.........    3
Performance Calculations....................................    4
     Calculation of Average Annual Total Return.............    4
Performance Information.....................................    4
     Performance Compared to Market Index...................    4
     Stock Index Division Ten Performance Compared to S&P
      500 Index.............................................    5
Annuity Payments............................................    6
     Assumed Investment Rate................................    6
     Amount of Annuity Payments.............................    6
     Annuity Unit Value.....................................    7
          Generally.........................................    7
          Adjusted Age Chart................................    8
          Illustration of Calculation of Annuity Unit
          Value.............................................    8
          Illustration of Annuity Payments..................    8
Distribution of Variable Annuity Contracts..................    9
Experts.....................................................    9
Index to Financial Statements...............................   10
Comments on Financial Statements............................   10

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

     I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ------------------------------
            Participant/Contract Owner Signature                                Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

     Please tear off, complete and return the form below to order a Statement of Additional Information for the Contracts offered under the prospectus (Contract Forms formerly offered by VALIC Separate Account One and VALIC Separate Account
Two). Address the form to any Regional Office, the addresses of which appear on the last page of this prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

--------------------------------------------------------------------------------

                            GUP AND GTS-VA CONTRACTS

     Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Contract forms GUP and GTS-VA).

                             (Please Print or Type)

  Name:                                             G.A. #
  ------------------------------------------------  ------------------------------------------------

  Address:                                          Policy: #
  ------------------------------------------------  ------------------------------------------------


 ------------------------------------------------

  Social Security Number:
  ------------------------------------------------

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:


3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955


10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbour Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403

(650) 574-5433


165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338

(770) 395-4700


230 West Monroe

Suite 1900

Chicago, IL 60606
(312) 368-1001


11711 N. Meridian St.


Suite 300

Carmel, IN 46032
(317) 574-7145

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061

(410) 768-2330


1301 West Long Lake Road
Suite 340
Troy, MI 48098

(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099


4266 Interstate 55N


Suite 108


Jackson, MS 39211


(601) 981-5801


410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840


90 Woodbridge Center Dr.

Suite 300
Woodbridge, NJ 07095

(732) 750-5611


University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030


Two International Plaza Drive


Suite 601


Nashville, TN 37217


(615) 254-4822


5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


   There are also more than thirty-six branch offices located throughout the country.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC

             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792

                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                                      LOGO

                                 PRINTED MATTER

                      PRINTED IN U.S.A.  VA 1019  REV 5/98

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                            UNITS OF INTEREST UNDER
                            GROUP UNIT PURCHASE AND
                        GROUP VARIABLE ANNUITY CONTRACTS
                        (GUP AND GTS-VA CONTRACT SERIES)

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1998



     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the prospectus for the Contracts, dated May 1, 1998, and should be read in conjunction with the Prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the Prospectus. A Prospectus may be obtained by calling or writing the Company, or the Variable Annuity Marketing Company ("the Underwriter"), at 2929 Allen Parkway, Houston, Texas 77019, 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.


                               TABLE OF CONTENTS

                                          PAGE
                                          ----
General Information and Separate Account
  History...............................    2
Types of Variable Annuity Contracts.....    2
Accumulation Unit Value.................    3
  Illustration of Calculation of
     Accumulation Unit Value............    3
  Illustration of Purchase of
     Accumulation Units.................    3
Performance Calculations................    4
  Calculation of Average Annual Total
     Return.............................    4
Performance Information.................    4
  Performance Compared to Market
     Index..............................    4
  Stock Index Division Ten Performance
     Compared to S&P 500(R).............    5


                                          PAGE
                                          ----
Annuity Payments........................    6
  Assumed Investment Rate...............    6
  Amount of Annuity Payments............    6
  Annuity Unit Value....................    7
     Generally..........................    7
     Adjusted Age Chart.................    8
  Illustration of Calculation of Annuity
     Unit Value.........................    8
  Illustration of Annuity Payments......    8
Distribution of Variable Annuity
  Contracts.............................    9
Experts.................................    9
Index to Financial Statements...........   10
Comments on Financial Statements........   10



VA 1019-1, Rev. 5/98

                GENERAL INFORMATION AND SEPARATE ACCOUNT HISTORY

     The Variable Annuity Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirect wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company) of Houston, Texas. American General Corporation is a holding company, whose various subsidiaries operate in each of the fifty states and Canada, and collectively engage in substantially all forms of financial services, with activities heavily weighted towards insurance. American General Corporation businesses include life insurance, property-liability insurance, casualty and health insurance, mortgage banking, and the management and distribution of mutual funds, among others.

     On August 9, 1967, VALIC Washington, the predecessor of the Company, acquired for its Separate Account Two all of the assets and outstanding business of The Equity Annuity Life Insurance Company ("EALIC"), Washington, D.C., which was 34% owned by American General Corporation. The assets acquired were attributable to variable annuity contracts issued by EALIC and outstanding on August 9, 1967.

     On September 25, 1968, the Board of Directors of the Company established the Company's Separate Account One ("Separate Account One") and the Company's Separate Account Two ("Separate Account Two"). Both were established as "separate accounts" under the Texas Insurance Code (the "Code") and registered as diversified open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").

     On May 1, 1969, when the Company succeeded VALIC Washington, the assets maintained in Separate Account Two of VALIC Washington were transferred to the Company's Separate Account Two. At that time, the owners of and participants under outstanding variable annuity contracts issued by EALIC were credited with the same number of applicable accumulation units or annuity units with which they were credited in Separate Account Two of the Company Washington immediately prior to the succession.

     On April 18, 1979, the Board of Directors of the Company established Separate Account A (the "Separate Account") in accordance with the Texas Insurance Code. The Separate Account is registered with the U.S. Securities and Exchange Commission as a unit investment trust under the 1940 Act.

     Each Division of the Separate Account invests in the shares of a diversified, open-end management investment company registered under the 1940 Act or a portfolio of such an investment company. The Separate Account currently is made up of eighteen Divisions. However, only Division Ten is available as a variable investment option under the Contracts. Other Divisions are offered only through certain other variable annuity contracts issued by the Company through the Separate Account. Division Ten is also available under certain of these other variable annuity contracts.

     On April 17, 1987, Contract Owners investing in Separate Accounts One and Two approved a reorganization (the "Reorganization") in which the investment assets of Separate Account Two were contributed to Separate Account One and the resulting investment assets held in Separate Account One were contributed to the Quality Growth Fund ("the Fund"), a portfolio of American General Series Portfolio Company, in exchange for which Division Nine of the Separate Account received shares of the Fund, and Separate Accounts One and Two ceased to exist. (See "the Company and the Separate Account" in the Prospectus.)

     Effective May 1, 1992 the Quality Growth Fund merged with the Stock Index Fund. On that date Quality Growth Division Nine was renamed Stock Index Division Ten.

                           TYPES OF VARIABLE ANNUITY
                                   CONTRACTS

     Three types of contracts are offered in connection with the Prospectus to which this Statement of Additional Information relates:

     (1) single payment immediate annuity Contracts;

     (2) single payment deferred annuity Contracts; and

     (3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Pay-ments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity Contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                            ACCUMULATION UNIT VALUE

     The calculation of Accumulation Unit value is discussed in the Prospectus under "Accumulation Period." Amounts allocated to Division Ten will be valued on the basis of one of three Accumulation Unit values: one for GUP Series Contracts, one for GTS-VA Series Contracts, and one for other variable annuity contracts investing in Division Ten. The following illustrations show a calculation of an Accumulation Unit value and the purchase of Accumulation Units (using hypothetical examples):

             ILLUSTRATION OF CALCULATION OF ACCUMULATION UNIT VALUE

     Example 1.

    1.   Accumulation Unit value, beginning of period................  $ 1.000000
    2.   Value of Fund share, beginning of period....................  $10.000000
    3.   Change in value of Fund share...............................  $  .200000
    4.   Gross investment rate (3)/(2)...............................     .020000
    5.   Daily mortality and expense charge..........................     .000027
    6.   Plus adjustment for expense limitations.....................     .000018
    7.   Net investment rate (4)-(5)+(6).............................     .019991
    8.   Net investment factor (1.000000)+(7)........................    1.019991
    9.   Accumulation Unit Value, end of period (1)X(8)..............  $ 1.019991

 ILLUSTRATION OF PURCHASE OF ACCUMULATION UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 2.

    1.   First Periodic Purchase Payment.............................  $   100.00
    2.   Accumulation Unit value on effective date of purchase (see
         Example 1)..................................................  $ 1.000000
    3.   Number of Accumulation Units purchased (1)/(2)..............      100.00
    4.   Accumulation Unit value for valuation date following
         purchase (see Example 1)....................................  $ 1.019991
    5.   Value of Accumulation Units in account for valuation date
         following
         purchase (3)X(4)............................................  $ 101.9991

                            PERFORMANCE CALCULATIONS

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

Example 3.


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of return over the 1, 3, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


               P (1+T)n = ERV

     Where:

              P       =  a hypothetical initial Gross Purchase Payment of $1,000
              T       =  average annual total return
              n       =  number of years
              ERV     =  redeemable value at the end of the 1, 3, 5 or 10 year period of a hypothetical $1,000 Gross Purchase Payment made at the beginning of the 1, 3, 5, or 10 year period

     In the calculation above, the maximum 5% sales load was deducted from the initial $1,000 Gross Purchase Payment for GUP Series Contracts and for GTS-VA Series Contracts.

     None of the Contracts include sales charges for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all non-recurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

PERFORMANCE COMPARED TO MARKET INDEX

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of Division Ten as compared to the benchmarks shown.

     These performance calculations for Division Ten and the methods used for calculating them are described in the Prospectus. (See "Performance Information" and "The Funds.")

     These tables compare hypothetical investment performance and percentage changes in Contract Accumulation Unit values with the results of a benchmark, representing an unmanaged market index. The comparisons should be considered in light of the investment policies and objectives of the Fund. Rates of return for the Division include reinvestment of investment income, including capital gains, interest and dividends. The rate of return on the market index also has been adjusted to reflect reinvestment of interest and dividends.

     The performance results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.


     The performance of Stock Index Division Ten may be compared to the record of the Standard & Poor's(R) Corporation Composite Stock Price Index ("S&P 500(R)")*. The S&P 500 is a well known measure of the price performance of 500 leading larger domestic stocks which represent approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies. This benchmark is not subject to any charges for investment advisory fees or other expenses of the type charged at either the Separate Account or the fund level. Therefore, the comparison with this benchmark is of limited use.

STOCK INDEX DIVISION TEN PERFORMANCE
COMPARED TO S&P 500

     Price returns for the S&P 500 are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the S&P 500 Index column shown below in the Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the Prospectus, and dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the S&P 500, the Cumulative Return calculation described in the Prospectus for Unit values of Division Ten was used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Accumulation Unit value. No sales load, administrative charges, or expenses were deducted from any S&P 500 Index calculations.

Example 4.

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
              INVESTED TEN YEARS AGO (1) COMPARED TO MARKET INDEX
                     ANNUAL VALUES OF A $10,000 STIPULATED
                          PAYMENT MADE JANUARY 1, 1987
             ------------------------------------------------------

         (NET OF APPLICABLE FRONT END SALES AND ADMINISTRATIVE CHARGES)


                                                           GUP SERIES       GTS-VA SERIES          S&P
                     DATE OF PERIOD                       (SERIES 10A)      (SERIES 10B)           500
                         ENDED                            ANNUAL VALUE      ANNUAL VALUE       ANNUAL VALUE
                     --------------                       ------------      -------------      ------------
01/01/88................................................      $ 9,550          $ 9,550            $10,000
12/31/88................................................       10,533           10,608             11,661
12/31/89................................................       12,896           13,079             13,356
12/31/90................................................       12,312           12,577             14,879
12/31/91................................................       14,835           15,262             19,412
12/31/92................................................       15,235           15,786             20,891
12/31/93................................................       16,576           17,299             22,997
12/31/94................................................       16,528           17,364             23,300
12/31/95................................................       22,475           23,767             32,056
12/31/96................................................       27,315           29,079             39,418
12/31/97................................................       36,000           38,581             52,568


---------------

(1) On April 17, 1987 the Company's Separate Account One and Two were reorganized and then merged into the American General Series Portfolio Company's Quality Growth Fund. Separate Account One and Two then became a part of the Company's Separate Account Division Nine. Separate Account One's unit value history became identified as GUP Series (Quality Growth Division
    9A) Unit Value. Separate Account Two's unit value history became identified as GTS Series (Quality Growth Division 9B) Unit Value. Performance prior to the reorganization date, therefore, represents results obtained by the Company's Separate Account One and Two. Subsequent to the Reorganization, performance represents results obtained by the Company's GUP Series (Quality Growth Division 9A) and GTS Series (Quality Growth Division 9B). Effective with the merger of the Quality Growth Fund on May 1, 1992 into the Stock Index Fund, Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B, respectively.

Example 5.


    CUMULATIVE RETURN FOR STOCK INDEX DIVISION TEN COMPARED TO MARKET INDEX


                                                  10 YEARS      5 YEARS       3 YEARS        1 YEAR
                                                  --------      -------       -------        ------
Investment Division
     Stock Index Division
       GUP SERIES (Series 10A)(1)...............    276.97%       136.30%      117.81%         31.80%
       GTS-VA SERIES (Series 10B)(1)............    303.99        144.39        122.19         32.68
Benchmark Comparison S&P 500....................    425.69%       151.63%      125.62%         33.36%


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
                            INVESTED IN STOCK INDEX
                         DIVISION TEN AT APRIL 17, 1987
                            COMPARED TO MARKET INDEX


     The table below shows the annual value of a $10,000 initial Gross Purchase Payment invested in Division Ten, as compared to the price returns for the S&P 500 Index, for the period since the Reorganization, April 17, 1987 through December 31, 1997. Effective with the merger of the Quality Growth Fund into the Stock Index Fund, Quality Growth Division 9A and 9B were renamed Stock Index Division 10A and 10B.



                                                            STOCK INDEX DIVISION TEN
                                                      ------------------------------------
                                                        GUP SERIES          GTS-VA SERIES             S&P
                   DATE OF PERIOD                     (DIVISION 10A)        (DIVISION 10B)            500
                       ENDED                           ANNUAL VALUE          ANNUAL VALUE         ANNUAL VALUE
                       -----                          --------------        --------------        ------------
04/17/87(1).........................................       $ 9,550             $ 9,550               $10,000
12/31/87............................................         8,531               8,576                 8,715
12/31/88............................................         9,410               9,526                10,162
12/31/89............................................        11,520              11,745                13,382
12/31/90............................................        10,998              11,294                12,966
12/31/91............................................        13,252              13,705                16,917
12/31/92............................................        13,610              14,176                18,206
12/31/93............................................        14,808              15,535                20,041
12/31/94............................................        14,765              15,593                20,305
12/31/95............................................        20,077              21,343                27,935
12/31/96............................................        24,401              26,113                34,352
12/31/97............................................        32,160              34,646                45,985


---------------

(1) Initial investment net of applicable front end sales and administrative charges

                                ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of annuity payments which follows this section is based on an Assumed Investment Rate of 3.5% per annum. (The same principles apply to GVA SA-2 Contracts sold in connection with section 403(b) plans, although the Assumed Investment Rate is 3%.) The Company will permit each Annuitant to select an assumed Investment Rate permitted by state law or regulations other than the 3.5% (or 3%) rate described above as discussed in the Prospectus under "Annuity Period."

AMOUNT OF ANNUITY PAYMENTS

     The amount of the first variable annuity payment will depend on the Accumulation Value of the Participant's Account applied to effect the variable annuity as of the tenth day immediately preceding the Annuity Date, the amount of any premium tax owed and the annuity purchase rates contained in the Contract. Under an immediate annuity contract, Purchase Payments not received and credited prior to the valuation date (i.e. the tenth day immediately preceding the end of the month) may not be applied to effect the variable annuity, but will be refunded. The annuity purchase rates under group contracts (i.e. GUP Series & GTS-VA Series) show the amount necessary to provide a monthly retirement benefit of $1. The rates vary with the form of annuity selected and the date of birth of the Annuitant and of the contingent annuitant, if any, and, for certain annuity options, the adjusted age at which the annuity is effected.

     Annuity purchase rates are based upon the Progressive Annuity Tables for GUP and GVA SA-1 Contracts. GVA SA-2 Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3.5% for all other Contracts.

     The portion of the first variable annuity payment is divided by the applicable Annuity Unit value for the Contract (calculated ten days prior to the date of the first monthly payment) to determine the number of Annuity Units represented by the payment. The number of such units will remain fixed during the Annuity Period, assuming the Annuitant makes no transfers of Annuity Units to provide a Fixed Dollar Annuity.

     The dollar amount of each subsequent Variable Annuity payment is determined by multiplying the number of Annuity Units in the Participant Account by the applicable Annuity Unit value on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment factor for the Contract since the date of the previous annuity payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under "Accumulation Period -- Accumulation Unit Value.") This is true for all annuity options except the sixth annuity option described in the Prospectus (see "Description of Options Available"). Under the sixth annuity option, the amount of subsequent payments remains fixed, but the number of payments varies with the experience of Division Ten.

     Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment rate is greater or less than the Assumed Investment Rate. For example, if the Assumed Investment Rate is 3.5%, and the cumulative net investment rate for a Contract (as calculated in Example 1) is 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of Division Ten. If such net investment rate is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of Division Ten.

     Each deferred Contract provides that, when Fixed Dollar Annuity payments are to be made under one of the first four annuity options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the rate for a currently issued single payment immediate annuity contract or the current settlement option rate, if better. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed annuity purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates. Single payment immediate annuity Contracts do not contain such a provision.

ANNUITY UNIT VALUE

     Generally. The value of an Annuity Unit is calculated at the same time and in the same manner that the value of an Accumulation Unit is calculated. (See "Accumulation Period -- Accumulation Unit Value," in the Prospectus.) Due to varying charges imposed against different Contracts, a number of Annuity Unit values developed since the Annuity Unit values for Separate Account One and for Separate Account Two were originally established. At the time of Reorganization, the Company converted the different Annuity Unit values to common bases by use of conversion factors.

     Since the Reorganization, the Annuity Unit value for any period is determined by multiplying the Annuity Unit value for the immediately preceding period by the net investment factor for the date for which the Annuity Unit value is being calcu-lated. (The net investment factor used is the net investment factor used to calculate the Accumulation Unit value described in the Prospectus under "Accumulation Period.") In order to avoid the crediting of "double interest," the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of .999906 is applied to Contracts containing a 3.5% rate.

     Adjusted Age Chart. The Annuitant's adjusted age at the time the first payment is due shall be determined in accordance with the table in the Contract. (For an explanation of the application of the adjusted age, see "Amount of Annuity Payments.") The following chart shows adjusted age as calculated for the various Contracts. Actual age, adjusted by the table, means age nearest the Annuitant's birthday at the time the first payment is due.

                        CALENDAR YEAR  ADJUSTED AGE
    CONTRACT TYPE         OF BIRTH     IS ACTUAL AGE
    -------------       -------------  -------------
GUP Contracts.........   Before 1916   minus 0
                          1916-1935    minus 1
                          1936-1955    minus 2
                          1956-1976    minus 3
GVA SA-1                 Before 1901   plus 1
  Contracts...........    1901-1915    minus 0
                          1916-1935    minus 1
                          1936-1955    minus 2
                          1956-1976    minus 3
GVA SA-2                 Before 1901   plus 2
  Contracts...........    1901-1915    plus 1
                          1916-1930    minus 0
                          1931-1945    minus 1

     The calculation of Annuity Unit value is discussed in the Prospectus under "Annuity Period." Amounts allocated to Division Ten will be valued on the basis of one of three Annuity Unit Values for each available Assumed Investment Rate: one for SA-1 Contracts, one for SA-2 Contracts, and one for other variable annuity contracts investing in Division Ten, depending on the net investment factor for each of Series 10A, 10B and 10C. The following illustrations show a calculation of an Annuity Unit value and the amount of variable annuity payments (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

     Example 6.

              1.            Annuity Unit value, beginning of period.....................  $  1.000000
              2.            Net investment factor for period (see Example 1)............     1.019991
              3.            Daily adjustment for 3.5% Assumed Investment Rate...........      .999906
              4.            (2)X(3).....................................................     1.019895
              5.            Annuity Unit value, end of period (1)X(4)...................  $  1.019895

                        ILLUSTRATION OF ANNUITY PAYMENTS

     Example 7. Any Annuitant age 65, Life Annuity with 120 Payments Certain

              1.            Number of Accumulation Units at Annuity Date................       10,000.00
              2.            Accumulation Unit value (see Example 1).....................  $     1.000000
              3.            Accumulation Value of Contract (1)X(2)......................  $    10,000.00
              4.            First monthly annuity payment per $1,000 of Accumulation
                              Value.....................................................  $         5.63
              5.            First monthly annuity payment (3)X(4)/1,000.................  $        56.30
              6.            Annuity Unit value (see Example 6)..........................  $     1.000000
              7.            Number of Annuity Units (5)/(6).............................           56.30
              8.            Assume Annuity Unit value for second month equal to.........  $      .997000
              9.            Second monthly Annuity Payment (7)X(8)......................  $        56.13
             10.            Assume Annuity Unit value for third month equal to..........  $      .980000
             11.            Third monthly Annuity Payment (7)X(10)......................  $        55.17

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for the Separate Account is the Variable Annuity Marketing Company ("Underwriter"), a wholly-owned subsidiary of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD. The Contracts are not currently being actively marketed.

     The licensed agents who sell the Contracts are compensated for such sales by commissions ranging from 1% to 4% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described in the Prospectus under "Charges and Deductions -- Charges Under Specific Contracts.")


     Pursuant to its underwriting agreement with the underwriter and the Separate Account, the Company reimburses the underwriter for reasonable sales expenses, including overhead expenses (see "Charges and Deductions -- Charges under Specific Contracts," in the Prospectus). Sales commissions attributable to the Contracts paid by the Company for the years 1995, 1996, and 1997 were $811,000, $549,000, and $451,000, respectively.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1997, and 1996, and for each of the three years in the period ended December 31, 1997 and the financial statements of the Company's Separate Account A at December 31, 1997, and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
The Variable Annuity Life Insurance Company
     Report of Independent Auditors.........................   11
     Consolidated Balance Sheets as of December 31, 1997 and
      1996..................................................   12
     Consolidated Statements of Income for the years ended
       December 31, 1997, 1996 and 1995.....................   13
     Consolidated Statements of Changes in Stockholder's
      Equity for the years ended
       December 31, 1997, 1996 and 1995.....................   14
     Consolidated Statements of Cash Flows for the years
      ended
       December 31, 1997, 1996 and 1995.....................   15
     Notes to Consolidated Financial Statements.............   16
The Variable Annuity Life Insurance Company
  Separate Account A
     Statement of Net Assets as of December 31, 1997........   27
     Statement of Operations for the year ended December 31,
      1997..................................................   27
     Statements of Changes in Net Assets for the years ended
       December 31, 1997 and 1996...........................   27
     Division Financial Statements..........................   28
     Notes of Financial Statements..........................   46
     Report of Independent Auditors.........................   49


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Ten A and Ten B unit values, as reflected in the financial statements for the Separate Account, are the only unit values available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1997. Effective with the merger of the Quality Growth Fund into the Stock Index Fund on May 1, 1992, Quality Growth Divisions 9A and 9B were renamed Stock Index Divisions 10A and 10B.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
The Variable Annuity Life Insurance Company


         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
February 18, 1998


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED BALANCE SHEET

AT DECEMBER 31
IN THOUSANDS


                                                                                                 1997           1996
                                                                                              -----------    -----------
ASSETS               Investments - Notes 2, 6, 7, 8:
                        Fixed maturity securities
                           (amortized cost: $20,651,381 in 1997 and $19,667,491 in 1996)      $21,641,084    $20,189,473
                        Equity securities (cost: $5,581 in 1997 and $8,624 in 1996)                 5,456          8,589
                        Mortgage loans on real estate                                           1,259,029      1,349,855
                        Real estate, net of accumulated depreciation
                           of $69 in 1997 and $69 in 1996                                          28,569         37,130
                        Policy loans                                                              719,127        639,200
                        Other long-term invested assets                                            45,474         35,945
                        Short-term investments                                                     60,904         53,000
                                                                                              -----------    -----------
                           Total investments                                                   23,759,643     22,313,192
                                                                                              -----------    -----------
                     Investment income receivable                                                 347,358        315,118
                     Cash                                                                          32,181         24,360
                     Receivable for securities sold                                                32,825         18,654
                     Deferred policy acquisition costs - Note 3                                   392,346        557,748
                     Due from reinsurer, net                                                       14,545         15,700
                     Other assets                                                                  52,104         45,798
                     Assets held in Separate Accounts                                          10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total assets                                                       $35,195,222    $30,424,982
                                                                                              -----------    -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                   $21,994,804    $21,067,429
                     Payable for securities purchased                                              19,027            575
                     Remittances not allocated                                                     79,392         66,473
                     Commissions, general expenses, and taxes (other than income taxes)            39,546         41,642
                     Other liabilities                                                             61,756         75,636
                     Income tax liabilities - Note 4                                              377,072        265,160
                     Liabilities related to Separate Accounts                                  10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total liabilities                                                   33,135,817     28,651,327
                                                                                              -----------    -----------
STOCKHOLDER'S        Common stock (voting) par value $1 per share, 5,000 shares authorized
EQUITY                  and 3,575 issued and outstanding in 1997 and 1996 - Note 5                  3,575          3,575
                     Additional paid-in capital                                                   710,624        459,281
                     Retained earnings                                                          1,038,731      1,143,947
                     Net unrealized gains - Note 2                                                306,475        166,852
                                                                                              -----------    -----------
                           Total stockholder's equity                                           2,059,405      1,773,655
                                                                                              -----------    -----------
                           Total liabilities and stockholder's equity                         $35,195,222    $30,424,982
                                                                                              -----------    -----------

                 See notes to consolidated financial statements.



--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                         1997            1996            1995
                                                                                      -----------     -----------     -----------
REVENUES             Surrender charges                                                $    12,405     $    12,348     $     9,967
                     Mortality charges                                                     94,162          59,955          34,965
                     Expense charges                                                        6,102           5,654           5,122
                     Net investment income - Note 2                                     1,729,541       1,654,496       1,597,681
                     Net reinsurance income                                                 1,303           1,528           1,573
                     Realized investment gains (losses) - Note 2                           20,235          21,551          (7,149)
                     Other income                                                          15,320          10,920           6,878
                                                                                      -----------     -----------     -----------
                        Total revenues                                                  1,879,068       1,766,452       1,649,037
                                                                                      -----------     -----------     -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts         1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                           Total costs                                                  1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                     Expenses:
                        Commissions                                                       110,960          97,630
                                                                                                                           84,670
                        Salaries                                                           58,873          54,016          48,227
                        Data processing                                                    14,876          12,088          13,200
                        Postage and telephone                                              12,253          11,308          10,710
                        Sales promotion                                                    10,161          10,394           9,361
                        Depreciation expense on furniture and equipment                     8,964           8,920           8,924
                        Rent                                                                7,931           7,524           7,477
                        Taxes, licenses, and fees                                           6,874           6,208           4,989
                        Printing and supplies                                               4,496           5,290           4,721
                        Guaranty association assessments - Note 9                              30           2,678          18,961
                        Other expenses                                                     35,172          27,223          22,665
                        Amortization of deferred policy acquisition costs - Note 3         42,101          31,201          16,841
                        Policy acquisition costs deferred - Note 3                       (137,655)       (116,818)       (104,702)
                                                                                      -----------     -----------     -----------
                           Total expenses                                                 175,036         157,662         146,044
                                                                                      -----------     -----------     -----------
                           Total costs and expenses                                     1,461,046       1,401,655       1,350,030
                                                                                      -----------     -----------     -----------
EARNINGS             Income before income tax expense                                     418,022         364,797         299,007
                     Income tax expense - Note 4                                          144,238         124,370          99,720
                                                                                      -----------     -----------     -----------
                        Net income                                                    $   273,784     $   240,427     $   199,287
                                                                                      -----------     -----------     -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                       1997            1996            1995
                                                                    -----------     -----------     -----------
COMMON STOCK            Balance at beginning and end of year        $     3,575     $     3,575     $     3,575
                                                                    -----------     -----------     -----------
ADDITIONAL              Balance at beginning of year                    459,281         384,126         382,733
PAID-IN-CAPITAL            Capital contribution from stockholder        251,343          75,155           1,393
                                                                    -----------     -----------     -----------
                        Balance at end of year                          710,624         459,281         384,126
                                                                    -----------     -----------     -----------
RETAINED                Balance at beginning of year                  1,143,947       1,014,520         910,233
EARNINGS                   Net income                                   273,784         240,427         199,287
                           Dividends paid to stockholder               (379,000)       (111,000)        (95,000)
                                                                    -----------     -----------     -----------
                        Balance at end of year                        1,038,731       1,143,947       1,014,520
                                                                    -----------     -----------     -----------
NET UNREALIZED          Balance at beginning of year                    166,852         396,620        (563,481)
INVESTMENT                 Change during year                           139,623        (229,768)        960,101
GAINS(LOSSES)                                                       -----------     -----------     -----------
                        Balance at end of year                          306,475         166,852         396,620
                                                                    -----------     -----------     -----------
STOCKHOLDER'S
EQUITY                  Balance at end of year                      $ 2,059,405     $ 1,773,655     $ 1,798,841
                                                                    -----------     -----------     -----------

                        See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                        1997             1996             1995
                                                                                    ------------     ------------     ------------
OPERATING            Net income                                                     $    273,784     $    240,427     $    199,287
ACTIVITIES           Reconciling adjustments to net cash provided by operating
                      activities:
                        Insurance and annuity liabilities                              1,286,010        1,243,993        1,203,986
                        Deferred policy acquisition costs                                (95,554)         (85,617)         (87,861)
                        Other, net                                                       (51,241)         (50,233)          28,179
                                                                                    ------------     ------------     ------------
                           Net cash provided by operating activities                   1,412,999        1,348,570        1,343,591
                                                                                    ------------     ------------     ------------
INVESTING            Investment purchases                                            (18,403,013)     (14,883,271)      (9,671,304)
ACTIVITIES           Investment calls, maturities, and sales                          17,500,312       13,897,479        8,025,420
                     Net (increase) decrease in short-term investments                    (7,904)         (13,722)         120,745
                                                                                    ------------     ------------     ------------
                           Net cash used for investing activities                       (910,605)        (999,514)      (1,525,139)
                                                                                    ------------     ------------     ------------
FINANCING            Policyholder account deposits                                     3,385,303        2,896,090        2,553,928
ACTIVITIES           Policyholder account withdrawals                                 (1,427,005)      (1,276,008)        (996,324)
                     Transfers to Separate Accounts                                   (2,325,214)      (1,936,727)      (1,273,778)
                     Capital contribution from stockholder                               251,343           75,155            1,607
                     Dividends paid                                                     (379,000)        (111,000)         (95,000)
                                                                                    ------------     ------------     ------------
                           Net cash used for or provided by financing activities        (494,573)        (352,490)         190,433
                                                                                    ------------     ------------     ------------
NET CHANGE           Net increase (decrease) in cash                                       7,821           (3,434)           8,885
IN CASH              Cash at beginning of year                                            24,360           27,794           18,909
                                                                                    ------------     ------------     ------------
                           Cash at end of year                                      $     32,181     $     24,360     $     27,794
                                                                                    ------------     ------------     ------------


                     See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997
ALL DOLLAR AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA

                                        1
--------------------------------------------------------------------------------
                         SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

1.1    INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives. VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2    PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation. Certain items in the prior years' financial statements have been reclassified to conform with the 1997 presentation. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACCOUNTING CHANGES

     NEW ACCOUNTING STANDARDS NOT YET ADOPTED. In June 1997, the Financial Accounting Standards Board (FASB) issued SFAS 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning first quarter 1998, VALIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact VALIC's consolidated results of operations or financial position.

1.4    INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired.
VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in stockholder's equity, consistent with the treatment of the related investment security.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.5    DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     CALL SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on VALIC's ability to manage interest crediting rates. Call swaptions allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

     Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) in securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than the company. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8    POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest paid at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9    RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.

1.10   INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in net unrealized gains (losses) in stockholder's equity.




--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.11   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                                           1997           1996           1995
                                        ----------     ----------     ----------
Net income                              $  237,719     $  213,686     $  157,622
                                        ----------     ----------     ----------
Stockholder's equity                    $1,189,278     $1,077,366     $  926,654
                                        ----------     ----------     ----------

                                        2
--------------------------------------------------------------------------------
                                   INVESTMENTS
--------------------------------------------------------------------------------


2.1    INVESTMENT INCOME

     Income by type of investment was as follows:

                                         1997            1996            1995
                                      ----------      ----------      ----------
Non-affiliated fixed
  maturity securities                 $1,562,802      $1,471,879      $1,414,644
Affiliated fixed
  maturity securities                      2,588           2,851           3,181
Equity securities                            483             782           4,281
Mortgage loans on
  real estate                            123,591         140,492         149,974
Other                                     53,543          51,040          36,473
                                      ----------      ----------      ----------
  Gross investment income              1,743,007       1,667,044       1,608,553
  Investment expenses                     13,466          12,548          10,872
                                      ----------      ----------      ----------
    Net investment income             $1,729,541      $1,654,496      $1,597,681
                                      ----------      ----------      ----------

     The carrying value of investments that produced no investment income during 1997 totaled $12,516 or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1997.

2.2    REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                           1997           1996           1995
                                         --------       --------       --------
Fixed maturity securities                $  6,075       $  1,417       $    832
Equity securities                              21         15,795          7,706
Mortgage loans on
real estate                                21,647          4,635        (24,465)
Real estate                                 3,802            389          3,767
Other                                     (11,310)          (685)         5,011
                                         --------       --------       --------
  Realized investment gains
     (losses) before taxes                 20,235         21,551         (7,149)
Income tax expense (benefit)                7,082          7,543         (1,414)
                                         --------       --------       --------
   Net realized investment
     gains (losses)                      $ 13,153       $ 14,008       $ (5,735)
                                         --------       --------       --------

     Proceeds from sales of fixed maturity securities were $3,269,801, $3,052,550, and $1,432,183 during 1997, 1996, and 1995, respectively. Gross gains of $23,967, $28,173, and $15,722 and gross losses of $22,489, $36,802, and
$30,518, were realized on those sales during 1997, 1996, and 1995, respectively.

2.3    FIXED MATURITY AND EQUITY SECURITIES

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost       Gross Unrealized Gains
                                     -------------------------   ---------------------
                                         1997          1996         1997       1996
                                     -----------   -----------   ----------   --------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $   175,771   $   219,426   $   25,101   $ 20,025
Obligations of states and
  political subdivisions                  32,264        32,308        1,193        840
Debt securities issued by
  foreign governments                    248,838       241,908       14,018     10,958
Corporate securities                  15,207,118    13,211,735      755,877    457,461
Mortgage-backed securities             4,959,198     5,932,878      214,418    150,021
Affiliated fixed maturity securities      28,192        29,236           67       --
                                     -----------   -----------   ----------   --------
  Total fixed maturity securities    $20,651,381   $19,667,491   $1,010,674   $639,305
                                     -----------   -----------   ----------   --------
Equity securities                    $     5,581   $     8,624   $      114   $     61
                                     -----------   -----------   ----------   --------
                                    Gross Unrealized Losses            Fair Value
                                    -----------------------   -------------------------
                                       1997         1996           1997          1996
                                    ---------    ----------   -----------   -----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $     (3)   $    (465)   $   200,869   $   238,986
Obligations of states and
  political subdivisions                    _         (197)        33,457        32,951
Debt securities issued by
  foreign governments                  (1,988)        (122)       260,868       252,744
Corporate securities                  (16,179)     (76,389)    15,946,816    13,592,807
Mortgage-backed securities             (2,801)     (40,150)     5,170,815     6,042,749
Affiliated fixed maturity securities     --           --           28,259        29,236
                                     --------    ---------    -----------   -----------
  Total fixed maturity securities    $(20,971)   $(117,323)   $21,641,084   $20,189,473
                                     --------    ---------    -----------   -----------
Equity securities                    $   (239)   $     (96)   $     5,456   $     8,589
                                     --------    ---------    -----------   -----------



--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                     Amortized           Fair
                                                       Cost              Value
                                                    -----------      -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                              $   103,239      $   104,677
   In years two through five                          4,106,448        4,284,682
   In years six through ten                           7,443,520        7,812,438
   After ten years                                    3,842,984        4,067,083
Mortgage-backed securities                            5,155,190        5,372,204
                                                    -----------      -----------
   Total fixed maturity securities                  $20,651,381      $21,641,084
                                                    -----------      -----------

          Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in stockholder's equity at December 31 were as follows:

                                                       1997            1996
                                                    -----------     -----------
Gross unrealized gains                              $ 1,010,788     $   639,366
Gross unrealized losses                                 (21,210)       (117,419)
DPAC adjustments                                       (511,037)       (261,363)
Deferred federal income taxes                          (172,066)        (93,732)
                                                    -----------     -----------
  Net unrealized gains
    on securities                                   $   306,475     $   166,852
                                                    -----------     -----------

2.5    MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

2.5    MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     At December 31 the mortgage loan portfolio was distributed as follows:

                                                         1997           1996
                                                      -----------    -----------
Geographic distribution:
  Atlantic                                            $   614,627    $   656,073
  Pacific and Mountain                                    355,006        406,948
  Central                                                 310,535        331,411
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------
Property type:
  Office                                              $   467,326    $   456,818
  Retail                                                  396,934        451,668
  Industrial                                              246,241        221,532
  Apartments                                              145,272        190,583
  Residential and other                                    24,395         73,831
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                               1997           1996           1995
                                            -----------    -----------    -----------
Balance at January 1                        $    44,577    $    54,213    $    55,665
Provision for mortgage
  loan losses                                   (18,178)        (2,967)        25,418
Deductions                                       (5,260)        (6,669)       (26,870)
                                            -----------    -----------    -----------
  Balance at December 31                    $    21,139    $    44,577    $    54,213
                                            -----------    -----------    -----------


     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                                              1997         1996
                                                           ----------   ----------
Impaired loans:
 With allowance*                                           $   28,317   $   46,346
 Without allowance                                               --            236
                                                           ----------   ----------
    Total impaired loans                                   $   28,317   $   46,582
                                                           ----------   ----------
Average investment                                         $   37,449   $   56,163
Interest income earned                                          2,887        4,816
Interest income - cash basis                                     --          4,617
                                                           ----------   ----------

* Represents gross amounts before allowance for mortgage loan losses of $9,317 and $6,848, respectively.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        3
--------------------------------------------------------------------------------
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)
--------------------------------------------------------------------------------

     DPAC at December 31, and the components of the change for the years then ended, were as follows:

                                    1997         1996         1995
                                 ---------    ---------    ---------
Balance at January 1             $ 557,748    $ 182,546    $ 910,479
Deferrals:
  Commissions                       76,327       62,760       52,959
  Other acquisition costs           61,328       54,058       51,743
Amortization:
  Accretion of interest             65,388       59,810       54,086
  Operating earnings              (107,489)     (91,011)     (70,927)
Offset to realized
  (gains) losses                   (11,282)        (676)       4,991
Effect of net unrealized
  (gains) losses on securities    (249,674)     290,261     (820,785)
                                 ---------    ---------    ---------
Balance at December 31           $ 392,346    $ 557,748    $ 182,546
                                 ---------    ---------    ---------

                                        4
--------------------------------------------------------------------------------
                                  INCOME TAXES
--------------------------------------------------------------------------------

4.1    TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

4.2    TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                          1997           1996
                                                       ---------      ---------
Current tax liabilities (assets)                       $   2,027      $  (4,551)
                                                       ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments                      368,591        201,122
  DPAC                                                   134,541        192,815
  Other                                                   18,576          8,025
                                                       ---------      ---------
     Total deferred tax liabilities                      521,708        401,962
                                                       ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                                       (138,555)      (118,595)
  Basis differential of investments                       (1,545)        (6,219)
  Other                                                   (6,563)        (7,437)
                                                       ---------      ---------
     Total deferred tax assets                          (146,663)      (132,251)
                                                       ---------      ---------
       Net deferred tax liabilities                      375,045        269,711
                                                       ---------      ---------
             Total income tax liabilities              $ 377,072      $ 265,160
                                                       ---------      ---------

4.3    TAX EXPENSE

Components of income tax expense were as follows:

                                            1997          1996          1995
                                         ----------    ----------    ----------
Current:
  Federal                                $  114,138    $   99,560    $   99,273
  State                                       3,099         2,842         3,224
                                         ----------    ----------    ----------
    Total current income
       tax expense                          117,237       102,402       102,497
                                         ----------    ----------    ----------
Deferred, applicable to:
  DPAC                                       29,113        29,308        32,174
  Policy reserves                           (14,920)      (18,581)      (28,780)
  Basis differential of
     investments                              3,569         2,754          (786)
  Other, net                                  9,239         8,487        (5,385)
                                         ----------    ----------    ----------
    Total deferred income
       tax expense (benefit)                 27,001        21,968        (2,777)
                                         ----------    ----------    ----------
         Income tax expense              $  144,238    $  124,370    $   99,720
                                         ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                       1997            1996            1995
                                     ---------       ---------       ---------
Federal income tax rate                     35%             35%             35%
Income tax expense at
  applicable rate                    $ 146,308       $ 127,679       $ 104,652
Dividends received
  deduction                             (5,212)         (4,935)         (3,883)
Tax-exempt interest (ESOP)              (3,326)         (3,865)         (4,426)
State income taxes                       3,695           3,311           2,918
Other items                              2,773           2,180             459
                                     ---------       ---------       ---------
  Income tax expense                 $ 144,238       $ 124,370       $  99,720
                                     ---------       ---------       ---------

     Federal income taxes paid in 1997, 1996, and 1995 were $106,338, $114,478, and $52,790, respectively. State income taxes paid in 1997, 1996, and 1995 were $2,978, $3,060, and $2,653, respectively.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        5
--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting, and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1998 is $233,582.

                                        6
--------------------------------------------------------------------------------
                        DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Interest rate and currency swap agreements related to investment securities at December 31, 1997 were as follows:

Interest rate swap agreements to pay fixed rate
  Notional amount                                                 $   107,000
  Average receive rate                                                   6.92%
  Average pay rate                                                       6.25
                                                                  -----------
Currency swap agreements (receive U.S.$/pay Canadian$)
  Notional amount (in U.S.$)                                      $   123,326
  Average exchange rate                                                  1.49
                                                                  -----------

  During 1997, VALIC purchased call swaptions that expire in 1998. These call swaptions had a notional amount of $1.15 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and VALIC's exposure would be limited to the premiums paid.

                                        7
--------------------------------------------------------------------------------
                       FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                             1996
                                         --------------------------      --------------------------
                                            Fair          Carrying          Fair         Carrying
                                            Value          Amount           Value         Amount
                                         -----------    -----------      -----------    -----------
Assets

  Fixed maturity and equity securities   $21,646,540*   $ 21,646,540*    $20,198,062*   $20,198,062

  Mortgage loans on real estate            1,288,702      1,259,029        1,352,994      1,349,855

  Policy loans                               721,089        719,127          637,870        639,200

Liabilities

  Insurance investment contracts          21,536,809     21,994,804       19,753,088     21,067,429
                                         -----------    -----------      -----------    -----------

* Includes derivative financial instruments with negative fair value of $2,967 in 1997 and negative fair value of $7,872 in 1996.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        8
--------------------------------------------------------------------------------
                     TRANSACTIONS WITH AFFILIATED COMPANIES
--------------------------------------------------------------------------------

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1997 were as follows:

     Operating expenses include $22,061 in 1997, $17,533 in 1996, and $21,173 in 1995 for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities, and investment expenses. Interest paid on borrowings from AGC totaled $501 in 1997, $455 in 1996, and $1,662 in 1995.

     On November 4, 1982, VALIC invested $11,853 in 13 1/2% Restricted Subordinated Notes due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1997, 1996, and 1995. VALIC recognized $1,292 in interest income during 1997, $1,372 for 1996, and $1,452 for 1995.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock, and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1997, 1996, and 1995. VALIC recognized $1,296, $1,479, and $1,729 of interest income on the note during 1997, 1996, and 1995, respectively.

     On September 30, 1995, VALIC received a capital contribution from AGL of electronic data processing equipment with a book value of $1,575 and a related tax liability of $214.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $379,000, $106.01 per share; $111,000, $31.05 per share; and $95,000, $26.57 per share, in 1997, 1996, and 1995, respectively.

     VALIC received capital contributions of $250,000 and $75,000 from AGL on March 31, 1997 and December 30, 1996, respectively.

     VALIC acquired from American General Life and Accident Insurance Company bonds of various issuers at a cost of $22,154 and $25,892 on January 30, 1997 and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired from Western National Life Insurance Company bonds of various issuers at a cost of $129,715.

                                        9
--------------------------------------------------------------------------------
                          COMMITMENTS AND CONTINGENCIES
--------------------------------------------------------------------------------

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $30, $2,678, and $18,961, for the years ended December 31, 1997, 1996, and 1995, respectively. The accrued liability for anticipated assessments was $7,402, $13,661, and $20,249, at December 31, 1997, 1996, and 1995, respectively. The 1997 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       10
--------------------------------------------------------------------------------
                             EMPLOYEE BENEFIT PLANS
--------------------------------------------------------------------------------


10.1   PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to continue annually no more than the maximum amount that can be deducted for federal income tax purposes.



--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


10.1   PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                          1997           1996          1995
                                       ----------     ----------    ----------
Service cost (benefits earned)
  during period                        $    1,045     $      917    $      601
Interest cost on projected
  benefit obligation                        1,034            843           635
Actual return on plan assets               (2,734)        (2,785)       (1,249)
Amortization of unrecognized
  net asset existing at date of
  initial application                        --              (23)          (72)
Amortization of unrecognized
  prior service cost                           45             44            44
Deferral of net asset gain                  1,933          2,210           749
                                       ----------     ----------    ----------
  Total pension expense                $    1,323     $    1,206    $      708
                                       ----------     ----------    ----------
Weighted-average discount rate
  on benefit obligation                      7.25%        7.50 %          7.25%
Rate of increase in
  compensation levels                        4.00%        4.00 %          4.00%
Expected long-term rate of
  return on plan assets                     10.00%       10.00 %         10.00%
                                       ----------     ----------    ----------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1997 and 1996 for VALIC's defined benefit pension plan:

                                                          1997           1996
                                                       -----------    -----------
Actuarial present value of benefit obligation:
  Vested                                               $    10,919    $     8,265
  Nonvested                                                  1,485          1,251
                                                       -----------    -----------
Accumulated benefit obligation                              12,404          9,516
Effect of increase in compensation levels                    3,340          2,474
                                                       -----------    -----------
Projected benefit obligation                                15,744         11,990
Plan assets at fair value                                   11,759          9,120
                                                       -----------    -----------
Projected benefit obligation in excess of
  plan assets                                               (3,985)        (2,870)
Unrecognized net gain                                        1,367          1,266
Unrecognized prior service cost                                 18             62
                                                       -----------    -----------
    Net pension liability                              $    (2,600)   $    (1,542)
                                                       -----------    -----------

     Equity and fixed maturity securities were 63% and 28%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

10.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through American General Corporation, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree and medical and dental plans are unfunded and self-insured. Postretirement benefit expense in 1997, 1996, and 1995 was $295, $282, and $228, respectively.

     The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities at December 31 were as follows:

                                                          1997          1996
                                                       ---------     ---------
Actuarial present value of benefit obligations
  Retirees                                             $       8     $      21
  Fully eligible active plan participants                    151           103
  Other active plan participants                           2,082         1,479
                                                       ---------     ---------
Accumulated postretirement
  benefit obligations                                      2,241         1,603
Unrecognized net gain                                       (452)          (66)
Net funding                                                   (5)          (17)
                                                       ---------     ---------
    Accrued benefit cost                               $   1,784     $   1,520
                                                       ---------     ---------
Discount rate on postretirement
  benefit obligations                                       7.25%         7.50%
                                                       ---------     ---------

                                       11
--------------------------------------------------------------------------------
                         IMPACT OF YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     VALIC is in the process of modifying its computer systems to be Year 2000 compliant and expects to substantially complete this project during 1998. During 1997, VALIC incurred and expensed $6.0 million (pretax) related to this project. VALIC estimates that it will incur future costs in excess of $9.3 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

     The costs of the project and the date on which VALIC believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.


--------------------------------------------------------------------------------

================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998

                                      LOGO

                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 1019-1  REV 5/98

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND
                        GROUP VARIABLE ANNUITY CONTRACTS
                        (GUP AND GTS-VA CONTRACT SERIES)
                               SEPARATE ACCOUNT A

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS                      PAGE*

     (a) Financial statements

        Filed with Part A:



           Selected Accumulation Unit Data for each Fund



        Filed with Part B:



        (i) Audited Financial Statements


           The Variable Annuity Life Insurance Company
               Report of Independent Auditors
               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Changes in Stockholder Equity Consolidated Statements of Cash Flows
               Notes to Consolidated Financial Statements

        (ii) Audited Financial Statements

           The Variable Annuity Life Insurance Company
           Separate Account A --

               Statement of Net Assets
               Statement of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements
               Report of Independent Auditors


     All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.


---------------

*Page numbers inserted into manually signed copies only.

     (b) Exhibits


                                                                                  PAGE*
                                                                                  -----
      1.          -- Resolution adopted by The Variable Annuity Life Insurance
                     Company Board of Directors at its Annual Meeting of April
                     18, 1979 establishing The Variable Annuity Life Insurance
                     Company Separate Account A.
      2.          -- Not Applicable.
      3.          -- Underwriting Agreement between The Variable Annuity Life
                     Insurance Company, The Variable Annuity Life Insurance
                     Company Separate Account A and The Variable Annuity
                     Marketing Company, effective November 13, 1981.
      4(a).       -- Form of Group Annuity Contract (Form GTS-VA-1).
      4(b).       -- Form of Group Annuity Contract (Form GUP-64).
      4(c).       -- Form of Group Annuity Contract (Form GUP-74).
      5(a).       -- Form of Application for Annuity Contract Forms IFA-582,
                     GFA-582, GUP 64/74 and GTSVA.
      5(b).       -- Form of Group Master Application for Group Unit Purchase
                     Annuity (GUP 64/74).
      6(a).       -- Copy of Amended and Restated Articles of Incorporation of
                     The Variable Annuity Life Insurance Company effective as
                     of April 28, 1989.
      6(b).       -- Copy of Amendment Number One to Amended and Restated
                     Articles of Incorporation of The Variable Annuity Life
                     Insurance Company as amended through April 28, 1989,
                     effective March 28, 1990.
      6(c).       -- Copy of Amended and Restated Bylaws of The Variable
                     Annuity Life Insurance Company as amended through March
                     4, 1992.
      7.          -- Not Applicable.
      8.          -- Not Applicable.
      9.          -- Opinion and consent of counsel as to the legality of
                     securities issued by The Variable Annuity Life Insurance
                     Company Separate Account A, represented in this
                     registration statement, indicating that they will be
                     legally issued and that they will represent binding
                     obligations of The Variable Annuity Life Insurance
                     Company.
     10.          -- Consent of Independent Auditors.
     11.          -- Not Applicable.
     12.          -- Not Applicable.
     13.          -- Calculation of standard and nonstandard performance
                     information, incorporated herein by reference to
                     Post-Effective Amendment No. 51 filed with the SEC on
                     April 18, 1997 (File No. 2-32783/811-3240).
     14.          -- Not Applicable.
     15.          -- Supplemental Information Form which discloses Section
                     403(b)(11) withdrawal restrictions as set forth in a
                     no-action letter issued by the SEC on November 28, 1988.
                     Such form requires the signed acknowledgement of
                     participants who purchase Section 403(b) annuities with
                     regard to these withdrawal restrictions.


---------------

*Page numbers inserted into manually signed copies only.

                                                                                  PAGE*
                                                                                  -----
     16(a).       -- Copies of manually signed powers of attorney for The
                     Variable Annuity Life Insurance Company Directors Jon P.
                     Newton and Joe C. Osborne.
     16(b).       -- Copy of manually signed power of attorney for The
                     Variable Annuity Life Insurance Company Director, Robert
                     M. Devlin.
     16(c).       -- Copy of manually signed powers of attorney for The
                     Variable Annuity Life Insurance Company Directors Brent
                     C. Nelson, Thomas L. West, Jr., Craig R. Rodby, James S.
                     D'Agostino, Jr., Bruce R. Abrams, Michael G. Atnip, John
                     A. Graf, Patrick E. Grady and Richard W. Scott.


---------------

*Page numbers inserted into manually signed copies only.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of The Variable Annuity Life Insurance Company ("VALIC"), the depositor of the Registrant, and The Variable Annuity Marketing Company ("VAMCO"), the principal underwriter of the Contracts issued through the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


            NAME AND PRINCIPAL
             BUSINESS ADDRESS                       POSITIONS AND OFFICES HELD WITH DEPOSITOR
            ------------------                      -----------------------------------------
James S. D'Agostino, Jr.                      Senior Chairman of the Board of Directors, VALIC.
                                              Director and President, American General Corporation.
Thomas L. West, Jr.                           Chairman and Chief Executive Officer, VALIC.
                                              Chairman of the Board of Directors, VAMCO.
Jon P. Newton                                 Vice Chairman of the Board of Directors, VALIC. Vice
                                              Chairman of the Board of Directors, American General
                                              Corporation.
Craig R. Rodby                                Vice Chairman of the Board of Directors and Chief
                                              Financial Officer, VALIC.
John A. Graf                                  Director and President, VALIC.
Robert M. Devlin                              Director, VALIC.
                                              Chairman of the Board of Directors and Chief Executive
                                              Officer, American General Corporation.
Bruce R. Abrams                               Director and Executive Vice President -- Marketing,
                                              VALIC.
Michael G. Atnip                              Director and Executive Vice
                                              President -- Administration
                                              and Information Systems, VALIC.
Joe C. Osborne                                Director and Executive Vice President -- Marketing,
                                              VALIC. Director and President, VAMCO.
Patrick E. Grady                              Director, Senior Vice President and Treasurer, VALIC.
Brent C. Nelson                               Director, Senior Vice President and Controller, VALIC.
Richard W. Scott                              Director, Vice President and Chief Investment Officer,
                                              VALIC.
                                              Executive Vice President and Chief Investment Officer,
                                              American General Corporation.
Dwight L. Cramer, II                          Senior Vice President -- Specialty Markets, VALIC.
Stephen G. Kellison                           Senior Vice President and Chief Actuary, VALIC.
Charles D. Robinson                           Senior Vice President -- Institutional Marketing,
                                              VALIC.
Donald L. Sharps                              Senior Vice President -- Systems, VALIC.
Harry N. Bragg                                Vice President -- Strategic Systems, VALIC.
J. David Crank                                Vice President -- Group Plan Administration, VALIC.
Norman Jaskol                                 Vice President and Managing Director -- Investments,
                                              VALIC.
Jack L. Rochelle                              Vice President -- Information Technology Services,
                                              VALIC.
Phillip W. Schraub                            Vice President -- Customer Service, VALIC.
Conway R. Shaw                                Vice President -- Group Marketing, VALIC.
Norman A. Skinrood, Jr.                       Vice President -- Strategic Projects, VALIC.


---------------

*Page numbers inserted into manually signed copies only.

            NAME AND PRINCIPAL
             BUSINESS ADDRESS                       POSITIONS AND OFFICES HELD WITH DEPOSITOR
            ------------------                      -----------------------------------------
Cynthia A. Toles                              Vice President and Secretary, VALIC.
                                              Director, Secretary and Assistant Treasurer, VAMCO.
William C. Vetterling                         Vice President -- Sales Administration, VALIC.
Garry B. Watts                                Vice President -- Independent Agents/Brokers.
William A. Wilson                             Vice President -- Government Affairs, VALIC.
Jane E. Bates                                 Chief Compliance Officer, VALIC.
                                              Treasurer and Chief Compliance Officer, VAMCO.
D. Lynne Walters                              Tax Officer, VALIC.
                                              Tax Officer, VAMCO.
                                              Vice President -- Taxes, American General Corporation.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is controlled by the Registrant. The Registrant is a segregated asset account of the Depositor established in accordance with the Texas Insurance Code. The Registrant supports benefits payable under variable annuity contracts by investing in American General Series Portfolio Company (the "Series Company"). The Registrant votes the Series Company shares only as directed by the Contract Owners. (See "Voting Rights" in the Prospectus for these Contracts).


     The Depositor is indirectly wholly-owned by American General Corporation (formerly American General Insurance Company). Therefore, the Depositor and various companies affiliated with the Depositor may be under common control with the Registrant. These companies, together with their state of incorporation and the identity of the owners of their common stock, are set forth in an Exhibit entitled "Subsidiaries of American General Corporation," of the Form 10-K of American General Corporation filed for the year ended December 31, 1997 (File No. 1-7981), which is incorporated herein by reference.


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 1997, a date within 90 days prior to the date of filing, VALIC Separate Account A, the registrant, offered the following Contracts in connection with this Registration Statement: there were 4,601 group Contract Owners of the Qualified Contracts previously offered through Separate Account One; No individual Contract Owners of the Qualified Contracts previously offered through Separate Account One; One group Contract Owner of the Non-Qualified Contracts previously offered through Separate Account One; and No individual Contract Owners of the Non-Qualified Contracts previously offered through Separate Account One. There were 38 group Contract Owners of the Qualified Contracts previously offered through Separate Account Two; No individual Contract Owners of the Qualified Contracts previously offered through Separate Account Two; No group Contract Owners of the Non-Qualified Contracts previously offered through Separate Account Two; and No individual Contract Owners of the Non-Qualified Contracts previously offered through Separate Account Two. The Registrant issues different contracts through other Registration Statements.


ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Act and will be governed by the final adjudication of such issue.

ITEM 29. VAMCO

     (a). The Variable Annuity Marketing Company ("VAMCO") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the American General Series Portfolio Company, a registered investment company.

     (b). The following information is furnished with respect to each officer and director of VAMCO:


            NAME AND PRINCIPAL                        POSITION AND OFFICES
             BUSINESS ADDRESS                              WITH VAMCO
            ------------------                        --------------------
Thomas L. West, Jr.(1)                      Chairman of the Board of Directors
Joe C. Osborne(1)                           Director and President
Cynthia A. Toles(1)                         Director, Assistant Treasurer and
                                              Secretary
Jane E. Bates(1)                            Treasurer and Chief Compliance Officer
D. Lynne Walters(1)                         Tax Officer
Todd M. Adams                               Vice President
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
Edward K. Boero                             Vice President
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Steven P. Boero                             Vice President
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403-1311
Evan Cole                                   Vice President
410 Amherst Street
Suite 250
Nashua, NH 03063
Joe H. Connell                              Vice President
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello                           Vice President
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
Paige T. Davis                              Vice President
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
Robert G. Fillmore                          Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095

            NAME AND PRINCIPAL                        POSITION AND OFFICES
             BUSINESS ADDRESS                              WITH VAMCO
            ------------------                        --------------------
James M. Garrison                           Vice President
Two International Plaza
Suite 601
Nashville, TN 37217
James K. Graham                             Vice President
1301 West Long Lake Road
Suite 340
Troy, MI 48098
James T. Griffin                            Vice President
3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
Richard R. Gumpert                          Vice President
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
Ernest Jordan III                           Vice President
4266 Interstate 55N
Suite 108
Jackson, MS 39211
Thomas N. Lange                             Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Alden D. Lewis                              Vice President
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle                               Vice President
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
Sharon J. Novickas                          Vice President
230 West Monroe
Suite 1900
Chicago, IL 60606
Robert A. Obester                           Vice President
800 Gessner
Suite 1280
Houston, TX 77024
Fred Roberts                                Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338

            NAME AND PRINCIPAL                        POSITION AND OFFICES
             BUSINESS ADDRESS                              WITH VAMCO
            ------------------                        --------------------
F. William Scott                            Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
William G. Tubbs                            Vice President
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
Donald R. Van Putten                        Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228


------------

  (1) 2929 Allen Parkway, Houston, Texas 77019

     (c) VAMCO is the principal underwriter for Registrant. The licensed agents who sell the Contracts are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectus for the Contracts.

ITEM 30. BOOKS AND RECORDS OF VALIC

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

        The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS


     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement.



     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:



          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;



          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;



          (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;



          (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.



     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.



     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:



          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;



          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;



          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;



          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.



     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.



     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this

Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:



          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;



          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;



          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;



          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.



     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April, 1998.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY SEPARATE
                                              ACCOUNT A

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
            Vice President and Secretary                       Chairman and Chief Executive Officer

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 27th day of April, 1998.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
            Vice President and Secretary                       Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

               /s/ THOMAS L. WEST, JR.                 Chairman and Chief Executive          April 27, 1998
-----------------------------------------------------    Officer
                 Thomas L. West, Jr.

                  /s/ JOHN A. GRAF                     President and Director                April 27, 1998
-----------------------------------------------------
                    John A. Graf

                 /s/ BRENT C. NELSON                   Senior Vice President, Controller     April 27, 1998
-----------------------------------------------------    and Director
                   Brent C. Nelson

                 /s/ BRENT C. NELSON                   Principal Accounting Officer          April 27, 1998
-----------------------------------------------------
                   Brent C. Nelson

                         **                            Senior Chairman of the Board of       April   , 1998
-----------------------------------------------------    Directors
              James S. D'Agostino, Jr.

                          *                            Vice Chairman of the Board of         April   , 1998
-----------------------------------------------------    Directors
                    Jon P. Newton

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

                 /s/ CRAIG R. RODBY                    Vice Chairman of the Board of         April 27, 1998
-----------------------------------------------------    Directors and Chief Financial
                   Craig R. Rodby                        Officer

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Marketing and Director
                   Bruce R. Abrams

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Administration and Information
                  Michael G. Atnip                       System and Director

                          *                            Executive Vice President --           April   , 1998
-----------------------------------------------------    Marketing and Director
                   Joe C. Osborne

                          *                            Senior Vice President, Treasurer      April   , 1998
-----------------------------------------------------    and Director
                  Patrick E. Grady

                          *                            Vice President, Chief Investment      April   , 1998
-----------------------------------------------------    Officer and Director
                  Richard W. Scott

                          *                            Director                              April   , 1998
-----------------------------------------------------
                  Robert M. Devlin

              *By: /s/ CYNTHIA A. TOLES                                                      April 27, 1998
   -----------------------------------------------
                  Cynthia A. Toles
                  Attorney-in-Fact

            **By: /s/ THOMAS L. WEST, JR.                                                    April 27, 1998
  ------------------------------------------------
                 Thomas L. West, Jr.
                  Attorney-in-Fact

                                 EXHIBIT INDEX


                                                                          SEQUENTIALLY
                                                                            NUMBERED
EXHIBIT NO.                                                                   PAGE
------------                                                              ------------
    1.       -- Resolution adopted by The Variable Annuity Life Insurance
                Company Board of Directors at its Annual Meeting of April
                18, 1979 establishing The Variable Annuity Life Insurance
                Company Separate Account A.
    3.       -- Underwriting Agreement between The Variable Annuity Life
                Insurance Company, The Variable Annuity Life Insurance
                Company Separate Account A and The Variable Annuity
                Marketing Company effective November 13, 1981.
    4(a).    -- Form of Group Annuity Contract (Form GTS-VA-1).
    4(b).    -- Form of Group Annuity Contract (Form GUP-64).
    4(c).    -- Form of Group Annuity Contract (Form GUP-74).
    5(a).    -- Form of Application for Annuity Contract Forms IFA-582,
                GFA-582, GUP 64/74 and GTSVA.
    5(b).    -- Form of Group Master Application for Group Unit Purchase
                Annuity (GUP 64/74).
    6(a).    -- Copy of Amended and Restated Articles of Incorporation of
                The Variable Annuity Life Insurance Company, effective as
                of April 28, 1989.
    6(b).    -- Copy of Amendment Number One to Amended and Restated
                Articles of Incorporation of The Variable Annuity Life
                Insurance Company as amended through April 28, 1989,
                effective March 28, 1990.
    6(c).    -- Copy of Amended and Restated Bylaws of The Variable
                Annuity Life Insurance Company as amended through March
                4, 1992.
    9.       -- Opinion and consent of counsel as to the legality of
                securities issued by The Variable Annuity Life Insurance
                Company Separate Account A, represented in this
                registration statement, indicating that they will be
                legally issued and that they will represent binding
                obligations of The Variable Annuity Life Insurance
                Company.
   10.       -- Consent of Independent Auditors.
   15.       -- Supplemental Information Form which discloses Section
                403(b)(11) withdrawal restrictions as set forth in a
                no-action letter issued by the SEC on November 28, 1988.
                Such form requires the signed acknowledgement of
                participants who purchase Section 403(b) annuities with
                regard to these withdrawal restrictions.
   16(a).    -- Copies of manually signed powers of attorney for The
                Variable Annuity Life Insurance Company Directors Jon P.
                Newton and Joe C. Osborne.
   16(b).    -- Copy of manually signed power of attorney for The
                Variable Annuity Life Insurance Company Director, Robert
                M. Devlin.
   16(c).    -- Copy of manually signed powers of attorney for The
                Variable Annuity Life Insurance Company Directors Brent
                C. Nelson, Thomas L. West, Jr., Craig R. Rodby, James S.
                D'Agostino, Jr., Bruce R. Abrams, Michael G. Atnip, John
                A. Graf, Patrick E. Grady and Richard W. Scott.


---------------


*Page numbers inserted into manually signed copies only.